                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-7822
                                  ----------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    MARCH 31
                         -------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
ANNUAL REPORT

MARCH 31, 2005

Prime Money Market Fund

[american century investments logo and text logo]

Our Message to You  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Prime Money Market fund for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Prime Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                        1 YEAR     5 YEARS   10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           1.19%      2.34%      3.75%      3.86%        11/17/93
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX      1.75%      2.51%      3.80%      3.88%(1)        --
--------------------------------------------------------------------------------
LIPPER MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN(2)        0.91%      2.05%      3.53%      3.61%(1)        --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking(2)(3)          89 of 383  63 of 302  42 of 181  28 of 150(1)      --
--------------------------------------------------------------------------------
Advisor Class            0.94%      2.09%       --        2.71%        8/28/98
--------------------------------------------------------------------------------
A Class                  0.95%        --        --        0.67%(4)     1/31/03
--------------------------------------------------------------------------------
B Class(4)                                                             1/31/03
   No sales charge*      0.34%        --        --        0.31%
   With sales charge*   -3.66%        --        --       -1.08%
--------------------------------------------------------------------------------
C Class(4)               0.57%        --        --        0.37%         5/7/02
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (Please see the Share Class Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 11/30/93, the date nearest the Investor Class's inception for which data are available.

(2) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

   Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

   Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
   Inc.

   The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
   Although carefully verified, data on compilations is not guaranteed by Lipper
   Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Lipper rankings are based on average annual total returns for the fund
    (Investor Class only) in a given category for the periods indicated.

(4) If American Century had not voluntarily waived all or a portion of service and distribution fees, class returns would have been lower during these periods.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                     (continued)

------
2

Prime Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
A-1+                                         71%                   78%
--------------------------------------------------------------------------------
A-1                                          29%                   22%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
1--30 days                                   62%                   53%
--------------------------------------------------------------------------------
31--90 days                                  36%                   34%
--------------------------------------------------------------------------------
91--180 days                                  2%                    9%
--------------------------------------------------------------------------------
More than 180 days                            --                    4%
--------------------------------------------------------------------------------

YIELDS AND WEIGHTED AVERAGE MATURITY*
--------------------------------------------------------------------------------
                                             INVESTOR CLASS -- 3/31/05
--------------------------------------------------------------------------------
7-Day Current Yield                                    2.13%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  2.16%
--------------------------------------------------------------------------------
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   30 days               46 days
--------------------------------------------------------------------------------

*Yields shown are for Investor Class only. Yields for other classes will vary due to differences in fee structure.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

Prime Money Market - Portfolio Commentary

PORTFOLIO MANAGER: DENISE LATCHFORD

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2005, Prime Money Market's total return of
1.19%* outpaced the 0.91% average return of the 383 funds in Lipper Inc.'s money market instrument funds category. This performance ranked the fund in the top quarter of the Lipper category. Prime Money Market's five- and 10-year returns also ranked in the top quarter of its Lipper group. (See page 2 for additional performance information.)

ECONOMIC AND MARKET REVIEW

U.S. economic growth remained solid during the past year. The U.S. economy grew by 4.4% in 2004, its best calendar year of growth since 1999. In addition, the preliminary estimate of economic growth for the first quarter of 2005 was an annual rate of 3.1%.

Inflation also increased substantially--the consumer price index rose by 3.1%
during the one-year period ended March 31, 2005, compared with 1.7% for the 12 months ended March 31, 2004. The primary reason for the higher inflation rate was rising energy prices, which surged by 12.4% during the fiscal year, but noteworthy increases in transportation and medical care costs also contributed.

In this environment, the Federal Reserve began a gradual program of short-term interest rate increases in June 2004. The Fed raised its federal funds rate target seven times in the ensuing nine months, each time by a quarter-point. The
Fed's efforts boosted the federal funds rate from a 46-year low of 1% to 2.75%, its highest level since October 2001.

Money market rates tracked the Fed's rate hikes. The three-month Treasury bill yield rose from 0.95% to 2.79% during the one-year period.

PORTFOLIO STRATEGY

Prime Money Market's seven-day current yield increased from 0.54% at the beginning of the fiscal year to 2.13% as of March 31, 2005. The fund's yield does not yet fully reflect the Fed's most recent rate hike on March 22; it is anticipated that the yield will increase gradually in the coming weeks as existing securities in the portfolio mature and are replaced by new, higher-yielding securities.

We shortened the fund's average maturity during the fiscal year to allow its yield to more quickly reflect rising money market rates. The average maturity peaked at 80 days early in the period, and then we allowed it to gradually shorten to 30 days at the end of the fiscal year.

After reducing the portfolio's exposure to commercial paper over the past several years, we began to increase the portfolio's commercial paper holdings in the last half the fiscal year. Prime Money Market's position in commercial paper increased from less than 30% of the portfolio in August to 44% by the end of
March.

OUR COMMITMENT

We will continue to seek maximum safety and liquidity, as well as the highest rate of return consistent with an investment in high-quality short-term debt securities.

*All fund returns referenced in this commentary are for Investor Class shares.

------
4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                     (continued)

------
5

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                    EXPENSES PAID
                       BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE    10/1/04 -       EXPENSE
                         10/1/04        3/31/05        3/31/05         RATIO*
-------------------------------------------------------------------------------
PRIME MONEY MARKET
SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------
ACTUAL
-------------------------------------------------------------------------------
Investor Class           $1,000        $1,008.10        $3.00          0.60%
-------------------------------------------------------------------------------
Advisor Class            $1,000        $1,006.90        $4.25          0.85%
-------------------------------------------------------------------------------
A Class                  $1,000        $1,006.90        $4.25          0.85%
-------------------------------------------------------------------------------
B Class                  $1,000        $1,003.10        $7.99          1.60%
-------------------------------------------------------------------------------
C Class                  $1,000        $1,004.40        $6.75          1.35%
-------------------------------------------------------------------------------
HYPOTHETICAL
-------------------------------------------------------------------------------
Investor Class           $1,000        $1,021.94        $3.02          0.60%
-------------------------------------------------------------------------------
Advisor Class            $1,000        $1,020.69        $4.28          0.85%
-------------------------------------------------------------------------------
A Class                  $1,000        $1,020.69        $4.28          0.85%
-------------------------------------------------------------------------------
B Class                  $1,000        $1,016.95        $8.05          1.60%
-------------------------------------------------------------------------------
C Class                  $1,000        $1,018.20        $6.79          1.35%
-------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
6

Prime Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                        Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 44.1%

      $ 5,600,000  American Family Financial
                   Services, Inc., 2.48%,
                   4/15/05                                       $    5,594,599
--------------------------------------------------------------------------------
        3,000,000  American Honda Finance,
                   2.66%, 4/12/05                                     2,997,562
--------------------------------------------------------------------------------
       10,000,000  Amstel Funding Corp., 2.93%,
                   5/31/05 (Acquired 3/29/05,
                   Cost $9,950,353)(2)                                9,951,167
--------------------------------------------------------------------------------
       25,000,000  Amstel Funding Corp., 2.87%,
                   6/7/05 (Acquired 3/3/05,
                   Cost $24,816,639)(2)                              24,866,465
--------------------------------------------------------------------------------
       18,000,000  Amstel Funding Corp., 2.98%,
                   6/22/05 (Acquired 3/22/05,
                   Cost $17,865,900)(2)                              17,877,820
--------------------------------------------------------------------------------
       15,000,000  Amsterdam Funding Corp.,
                   2.62%, 4/21/05 (Acquired
                   2/4/05, Cost $14,917,033)(2)                      14,978,167
--------------------------------------------------------------------------------
       10,000,000  Amsterdam Funding Corp.,
                   2.79%, 4/22/05 (Acquired
                   3/18/05, Cost $9,972,875)(2)                       9,983,725
--------------------------------------------------------------------------------
       50,000,000  ANZ Inc., 2.99%, 6/28/05                          49,634,555
--------------------------------------------------------------------------------
        8,000,000  Cedar Springs Capital Co.,
                   2.59%, 4/7/05 (Acquired
                   1/13/05, Cost $7,951,653)(2)                       7,996,547
--------------------------------------------------------------------------------
       19,125,000  Cedar Springs Capital Co.,
                   2.59%, 4/12/05 (Acquired
                   1/13/05, Cost $19,002,542)(2)                     19,109,865
--------------------------------------------------------------------------------
        3,206,000  Cedar Springs Capital Co.,
                   2.68%, 4/26/05 (Acquired
                   2/8/05, Cost $3,187,623)(2)                        3,200,033
--------------------------------------------------------------------------------
       13,000,000  Cedar Springs Capital Co.,
                   2.82%, 5/17/05 (Acquired
                   2/23/05, Cost $12,916,497)(2)                     12,953,157
--------------------------------------------------------------------------------
        8,000,000  Cedar Springs Capital Co.,
                   2.98%, 6/9/05 (Acquired
                   3/17/05, Cost $7,944,373)(2)                       7,954,307
--------------------------------------------------------------------------------
       35,500,000  CitiBank Credit Card Issuance
                   Trust, 2.88%, 5/18/05
                   (Acquired 2/24/05-3/31/05,
                   Cost $35,323,495)(2)                              35,366,429
--------------------------------------------------------------------------------
       30,000,000  CRC Funding LLC, 2.70%,
                   4/26/05 (Acquired 2/28/05,
                   Cost $29,871,750)(2)                              29,943,750
--------------------------------------------------------------------------------
       25,000,000  Credit Suisse First Boston,
                   2.62%, 4/26/05 (Acquired
                   1/26/05, Cost $24,836,250)(2)                     24,954,513
--------------------------------------------------------------------------------
       25,000,000  Crown Point Capital Co.,
                   2.58%, 4/1/05 (Acquired
                   2/22/05, Cost $24,931,917)(2)                     25,000,000
--------------------------------------------------------------------------------
       10,000,000  Crown Point Capital Co.,
                   2.79%, 4/19/05 (Acquired
                   3/21/05, Cost $9,977,525)(2)                       9,986,050
--------------------------------------------------------------------------------
       10,000,000  Crown Point Capital Co.,
                   2.58%, 4/20/05 (Acquired
                   1/5/05, Cost $9,924,750)(2)                        9,986,384
--------------------------------------------------------------------------------
        8,955,000  Crown Point Capital Co.,
                   2.70%, 6/9/05 (Acquired
                   1/5/05, Cost $8,850,898)(2)                        8,908,657
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $26,500,000  Danske Corporation, 2.65%,
                   4/8/05                                        $   26,486,345
--------------------------------------------------------------------------------
       30,000,000  Emerald Notes of the MBNA,
                   2.62%, 4/6/05 (Acquired
                   2/8/05, Cost $29,875,550)(2)                      29,989,083
--------------------------------------------------------------------------------
       16,000,000  Emerald Notes of the MBNA,
                   2.66%, 4/18/05 (Acquired
                   2/2/05, Cost $15,911,333)(2)                      15,979,902
--------------------------------------------------------------------------------
       34,000,000  Govco Incorporated, 2.60%,
                   4/18/05 (Acquired 1/19/05,
                   Cost $33,781,456)(2)                              33,958,256
--------------------------------------------------------------------------------
       20,000,000  HBOS Treasury Services plc,
                   3.00%, 6/30/05                                    19,850,000
--------------------------------------------------------------------------------
       57,800,000  ING (US) Funding LLC, 2.65%,
                   4/28/05                                           57,685,124
--------------------------------------------------------------------------------
        5,000,000  Lexington Parker Capital,
                   2.40%, 4/7/05 (Acquired
                   12/3/04, Cost $4,958,333)(2)                       4,998,000
--------------------------------------------------------------------------------
       15,000,000  Lexington Parker Capital,
                   2.54%, 4/11/05 (Acquired
                   1/10/05, Cost $14,903,692)(2)                     14,989,416
--------------------------------------------------------------------------------
       10,000,000  Lexington Parker Capital,
                   2.71%, 5/10/05 (Acquired
                   2/11/05, Cost $9,933,756)(2)                       9,970,642
--------------------------------------------------------------------------------
       10,000,000  Newcastle Certificates, 2.99%,
                   6/14/05 (Acquired 3/18/05,
                   Cost $9,929,521)(2)                                9,938,642
--------------------------------------------------------------------------------
       40,000,000  Newcastle Certificates, 2.98%,
                   6/21/05 (Acquired 3/21/05,
                   Cost $39,695,378)(2)                              39,731,799
--------------------------------------------------------------------------------
       25,000,000  Paradigm Funding LLC, 2.73%,
                   4/29/05 (Acquired 3/1/05,
                   Cost $24,888,146)(2)                              24,946,917
--------------------------------------------------------------------------------
       30,000,000  Pfizer Inc., 2.47%, 4/4/05
                   (Acquired 12/20/04, Cost
                   $29,783,875)(2)                                   29,993,825
--------------------------------------------------------------------------------
       13,500,000  Royal Bank of Canada,
                   2.61%, 4/4/05                                     13,497,064
--------------------------------------------------------------------------------
       18,000,000  SBC Communications Inc.,
                   2.68%, 4/5/05 (Acquired
                   3/10/05, Cost $17,965,160)(2)                     17,994,640
--------------------------------------------------------------------------------
       20,000,000  Spintab AB, 2.54%, 4/11/05                        19,985,889
--------------------------------------------------------------------------------
       35,000,000  Spintab AB, 2.69%, 5/6/05                         34,908,465
--------------------------------------------------------------------------------
        8,135,000  Thunder Bay Funding Inc.,
                   2.64%, 4/1/05 (Acquired
                   3/1/05, Cost $8,116,506)(2)                        8,135,000
--------------------------------------------------------------------------------
       20,728,000  Thunder Bay Funding Inc.,
                   2.68%, 4/11/05 (Acquired
                   3/2/05, Cost $20,666,277)(2)                      20,712,569
--------------------------------------------------------------------------------
       23,000,000  Thunder Bay Funding Inc.,
                   2.70%, 4/18/05 (Acquired
                   3/2/05, Cost $22,918,925)(2)                      22,970,675
--------------------------------------------------------------------------------
       32,000,000  Toronto Dominion Holdings,
                   2.92%, 6/16/05 (Acquired
                   3/14/05, Cost $31,756,018)(2)                     31,802,737
--------------------------------------------------------------------------------
       31,000,000  Windmill Funding Corp.,
                   2.71%, 5/16/05 (Acquired
                   2/14/05, Cost $30,787,641)(2)                     30,894,987
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Prime Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $17,000,000  Yorktown Capital, LLC, 2.79%,
                   4/20/05 (Acquired 3/21/05,
                   Cost $16,960,475)(2)                          $   16,974,968
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                              867,638,697
--------------------------------------------------------------------------------

CORPORATE BONDS -- 19.6%

        9,700,000  215 Jane Investors LLC,
                   Series 2002, VRN, 2.82%,
                   4/6/05 (Acquired 6/11/02,
                   Cost $9,700,000)(2)                                9,700,000
--------------------------------------------------------------------------------
        3,365,000  A&M Hospital Convention
                   Center, VRN, 2.92%, 4/7/05                         3,365,000
--------------------------------------------------------------------------------
        1,315,000  A&M Hospitalities LLC, VRN,
                   2.92%, 4/7/05                                      1,315,000
--------------------------------------------------------------------------------
        5,545,000  Arbor Properties Inc., VRN,
                   2.87%, 4/7/05                                      5,545,000
--------------------------------------------------------------------------------
       15,000,000  Banque Nationale de Paris,
                   VRN, 2.79%, 5/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.08% with
                   no caps                                           14,999,427
--------------------------------------------------------------------------------
       41,000,000  Blue Heron Funding Limited,
                   VRN, 2.88%, 4/21/05, resets
                   monthly off the 1-month
                   LIBOR minus 0.03% with no
                   caps (Acquired 5/20/03,
                   Cost $41,000,000)(2)                              41,000,000
--------------------------------------------------------------------------------
        4,520,000  Chaffee Point Hospitalities
                   LLC, VRN, 2.92%, 4/7/05                            4,520,000
--------------------------------------------------------------------------------
        3,550,000  Colorado Natural Gas Inc.,
                   VRN, 2.85%, 4/7/05                                 3,550,000
--------------------------------------------------------------------------------
        5,250,000  Dormitory Partnership Phase I,
                   VRN, 2.91%, 4/7/05                                 5,250,000
--------------------------------------------------------------------------------
       32,500,000  HBOS Treasury Services plc,
                   VRN, 2.65%, 4/12/05, resets
                   quarterly off the 3-month
                   LIBOR plus 0.03% with no
                   caps (Acquired 2/7/05,
                   Cost $32,516,933)(2)                              32,514,413
--------------------------------------------------------------------------------
        1,555,000  Herman & Kittle Capital LLC,
                   VRN, 2.90%, 4/7/05                                 1,555,000
--------------------------------------------------------------------------------
        6,000,000  Herman & Kittle Capital LLC,
                   VRN, 2.90%, 4/7/05                                 6,000,000
--------------------------------------------------------------------------------
       50,000,000  Landesbank Baden-
                   Wuerttemberg (New York),
                   VRN, 2.74%, 4/13/05, resets
                   monthly off the 1-month
                   LIBOR minus 0.06% with
                   no caps                                           49,995,995
--------------------------------------------------------------------------------
       20,000,000  Lloyds TSB Bank plc, VRN,
                   2.82%, 6/1/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.09% with
                   no caps                                           19,992,890
--------------------------------------------------------------------------------
        4,150,000  Mark-Lynn Foods Inc., VRN,
                   2.92%, 4/7/05                                      4,150,000
--------------------------------------------------------------------------------
        6,250,000  McMurry Residence
                   Partnership I Ltd., VRN,
                   2.91%, 4/7/05                                      6,250,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 7,100,000  Mullenix-St Charles
                   Properties LP, VRN, 2.85%,
                   4/7/05                                        $    7,100,000
--------------------------------------------------------------------------------
        5,800,000  Oklahoma Christian University
                   Inc., VRN, 2.91%, 4/7/05                           5,800,000
--------------------------------------------------------------------------------
       11,000,000  Palms at Brentwood, VRN,
                   2.94%, 4/7/05                                     11,000,000
--------------------------------------------------------------------------------
       32,000,000  Pfizer Inc., VRN, 2.69%,
                   5/4/05, resets quarterly off
                   the 3-month LIBOR minus 0.06%
                   with no caps (Acquired 10/27/04,
                   Cost $32,000,000)(2)                              32,000,000
--------------------------------------------------------------------------------
        8,000,000  Salvation Army, VRN,
                   2.86%, 4/7/05                                      8,000,000
--------------------------------------------------------------------------------
       10,000,000  Salvation Army, VRN,
                   2.86%, 4/7/05                                     10,000,000
--------------------------------------------------------------------------------
       50,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 2.85%,
                   5/2/05, resets quarterly off
                   the 3-month LIBOR plus
                   0.11% with no caps
                   (Acquired 11/9/99,
                   Cost $50,000,000)(2)                              50,000,000
--------------------------------------------------------------------------------
       41,000,000  Travelers Insurance Co. Group,
                   VRN, 2.85%, 5/7/05, resets
                   quarterly off the 3-month
                   LIBOR plus 0.08% with no
                   caps (Acquired 8/7/03,
                   Cost $41,000,000)(2)                              41,000,000
--------------------------------------------------------------------------------
       11,990,000  Woodgrain Millwork, VRN,
                   2.89%, 4/7/05                                     11,990,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               386,592,725
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 18.0%

        3,520,000  Acworth Downtown
                   Development Auth. Rev.,
                   (Cable/Fiber Project), VRDN,
                   2.82%, 4/7/05 (Ambac)
                   (SBBPA: Bank of America N.A.)                      3,520,000
--------------------------------------------------------------------------------
        7,115,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations Rev.,
                   Series 2002 B, (Colma Bart),
                   VRDN, 2.82%, 4/7/05 (LOC:
                   Bank of America N.A.)                              7,115,000
--------------------------------------------------------------------------------
        3,600,000  Athens-Clarke County
                   Industrial Development Auth.
                   Rev., (Allen Properties Inc.),
                   VRDN, 2.82%, 4/6/05
                   (LOC: SunTrust Bank)                               3,600,000
--------------------------------------------------------------------------------
        5,010,000  Babylon Industrial
                   Development Agency Rev.,
                   Series 2004 A, (Topiderm
                   Inc.), VRDN, 2.91%, 4/7/05
                   (LOC: Citibank N.A.)                               5,010,000
--------------------------------------------------------------------------------
        5,990,000  Calexico Unified School
                   District COP, (Refinancing
                   Project), VRDN, 2.89%,
                   4/7/05 (XLCA) (SBBPA:
                   Wachovia Bank N.A.)                                5,990,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Prime Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $14,900,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 A,
                   (Biola University), VRDN,
                   2.82%, 4/7/05 (LOC: Allied
                   Irish Bank plc)                               $   14,900,000
--------------------------------------------------------------------------------
       12,800,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   (Biola University), VRDN,
                   2.82%, 4/7/05 (LOC: BNP Paribas)                  12,800,000
--------------------------------------------------------------------------------
        7,235,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 B,
                   (Plan Nine), VRDN, 2.92%,
                   4/7/05 (LOC: Union Bank
                   of California N.A.)                                7,235,000
--------------------------------------------------------------------------------
        5,420,000  City of Fairfield Rev., Series
                   2005 A, VRDN, 2.91%,
                   4/7/05 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                     5,420,000
--------------------------------------------------------------------------------
        3,275,000  Columbus Development
                   Auth. Rev., (Woodmont
                   Properties LLC), VRDN,
                   2.92%, 4/7/05 (LOC:
                   Columbus Bank & Trust)                             3,275,000
--------------------------------------------------------------------------------
       20,000,000  Concordia College Rev.,
                   VRDN, 2.87%, 4/1/05
                   (LOC: Bank of America N.A.)                       20,000,000
--------------------------------------------------------------------------------
       20,000,000  Cook County GO, Series 2005
                   D, (Public Improvements),
                   VRDN, 2.88%, 4/6/05                               20,000,000
--------------------------------------------------------------------------------
        7,000,000  County of Cuyahoga Rev.,
                   Series 2004 B, (Gateway),
                   VRDN, 2.85%, 4/6/05 (SBBPA:
                   Wachovia Bank N.A.)                                7,000,000
--------------------------------------------------------------------------------
        3,035,000  El Monte COP, Series 2003 B,
                   (Community Improvement),
                   VRDN, 2.90%, 4/7/05 (LOC:
                   California State Teacher's
                   Retirement System)                                 3,035,000
--------------------------------------------------------------------------------
        6,905,000  Gadsden Alabama Airport Auth.
                   Rev., VRDN, 2.85%, 4/7/05                          6,905,000
--------------------------------------------------------------------------------
        7,880,000  Georgia Municipal Gas Auth.
                   Rev., (National Gas Utility
                   Improvements), VRDN, 2.89%,
                   4/7/05                                             7,880,000
--------------------------------------------------------------------------------
        7,600,000  Grand Traverse Band Economic
                   Development Corp. Rev., VRDN,
                   2.82%, 4/7/05 (LOC: Bank of
                   America N.A.)                                      7,600,000
--------------------------------------------------------------------------------
        9,800,000  Illinois Financial Auth. Rev.,
                   VRDN, 2.85%, 4/7/05                                9,800,000
--------------------------------------------------------------------------------
        8,650,000  Jackson Energy Auth. Rev.,
                   Series 2003 A, VRDN, 2.82%,
                   4/6/05 (FGIC) (SBBPA: Bank
                   of America N.A.)                                   8,650,000
--------------------------------------------------------------------------------
        9,000,000  Jackson Energy Auth. Rev.,
                   Series 2003 B, VRDN, 2.82%,
                   4/7/05 (FGIC) (SBBPA: Bank
                   of America N.A.)                                   9,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 6,000,000  Kankakee GO, (Exit 308),
                   VRDN, 2.85%, 4/7/05
                   (RADIAN) (SBBPA: Bank One N.A.)               $    6,000,000
--------------------------------------------------------------------------------
        1,800,000  Las Cruces Industrial Rev.,
                   (F&A Dairy Products), VRDN,
                   2.96%, 6/1/05 (LOC: Wells
                   Fargo Bank N.A.)                                   1,800,000
--------------------------------------------------------------------------------
        3,000,000  Long Beach Rev., Series
                   2004 A, (Towne Center Site),
                   VRDN, 2.94%, 4/7/05 (LOC:
                   Allied Irish Bank plc)                             3,000,000
--------------------------------------------------------------------------------
        7,140,000  Maine Rev., (Taxable Bond
                   Anticipation Notes),
                   3.50%, 6/23/05                                     7,154,453
--------------------------------------------------------------------------------
       10,000,000  Michigan State Housing
                   Development Auth. Rev., Series
                   2002 C, VRDN, 2.85%, 4/6/05
                   (MBIA) (SBBPA: Landesbank
                   Hessen-Thurigen Girozentrale)                     10,000,000
--------------------------------------------------------------------------------
       10,000,000  Mississippi Business Finance
                   Corporation Industrial
                   Development Rev., (VC Regional
                   Assembly), VRDN, 2.85%, 4/6/05
                   (LOC: JPMorgan Chase Bank)                        10,000,000
--------------------------------------------------------------------------------
        8,705,000  Montgomery County
                   Redevelopment Auth.
                   Multifamily Housing Rev.,
                   Series 2001 A, (Kingswood
                   Apartments), VRDN, 2.85%,
                   4/7/05 (LOC: FNMA)                                 8,705,000
--------------------------------------------------------------------------------
        4,800,000  Newton Economic
                   Development Rev., (Medical
                   Office Plaza), VRDN, 2.82%,
                   4/7/05 (LOC: Bank of
                   America N.A.)                                      4,800,000
--------------------------------------------------------------------------------
       14,135,000  North Carolina Housing
                   Finance Agency Rev., Series
                   2003 D, (Multifamily), VRDN,
                   2.85%, 4/6/05 (SBBPA:
                   Wachovia Bank N.A.)                               14,135,000
--------------------------------------------------------------------------------
       14,475,000  North Miami Special
                   Obligation Rev., (Pension
                   Funding), VRDN, 2.82%,
                   4/7/05 (Ambac)                                    14,475,000
--------------------------------------------------------------------------------
       17,766,000  Oaks Christian School Rev.,
                   VRDN, 2.86%, 4/7/05
                   (LOC: US Bank N.A.)                               17,766,000
--------------------------------------------------------------------------------
        9,660,000  Oklahoma Development
                   Finance Auth. Rev., Series
                   2003 A, (Langston
                   Development Inc.), VRDN,
                   2.92%, 4/7/05 (LOC: FHLB)                          9,660,000
--------------------------------------------------------------------------------
        1,500,000  Olathe Industrial Rev.,
                   (Zschoche Family), VRDN,
                   2.90%, 4/7/05 (LOC: U.S.
                   Bank N.A.)                                         1,500,000
--------------------------------------------------------------------------------
        5,000,000  Omaha Special Obligation
                   Rev., (Riverfront Redevelopment),
                   VRDN, 2.95%, 4/6/05 (Ambac)
                   (SBBPA: Dexia Credit Local)                        5,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Prime Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,000,000  Orange County Industrial
                   Development Auth. Rev.,
                   (Jewish Federation of Greater
                   Orlando), VRDN, 2.82%,
                   4/7/05 (LOC: Bank of
                   America N.A.)                                 $    2,000,000
--------------------------------------------------------------------------------
       11,780,000  Pasadena COP, (Los Robles
                   Avenue Parking Facilities),
                   VRDN, 2.85%, 4/5/05
                   (LOC: Bank of New York &
                   California State Teachers
                   Retirement System)                                11,780,000
--------------------------------------------------------------------------------
        1,405,000  Plymouth Rev., (Carlson
                   Center), VRDN, 2.90%,
                   4/7/05 (LOC: U.S. Bank
                   Trust N.A.)                                        1,405,000
--------------------------------------------------------------------------------
        9,990,000  Putnam County Industrial
                   Development Agency Rev.,
                   (Sincerity Facility LLC),
                   VRDN, 2.86%, 4/7/05
                   (LOC: Bank of New York)                            9,990,000
--------------------------------------------------------------------------------
        6,900,000  Roman Catholic Diocese of
                   Raleigh Rev., Series 2002 A,
                   VRDN, 2.91%, 4/7/05
                   (LOC: Bank of America N.A.)                        6,900,000
--------------------------------------------------------------------------------
        8,000,000  San Jose Financing Auth.
                   Lease Rev., Series 2001 B,
                   (Hayes Mansion Phase),  VRDN,
                   2.84%, 4/6/05 (Ambac)
                   (SBBPA: Bank of Nova Scotia)                       8,000,000
--------------------------------------------------------------------------------
        5,250,000  Santa Rosa Pension Obligation
                   Rev., Series 2003 A, VRDN,
                   2.91%, 4/7/05 (LOC: Landesbank
                   Hessen-Thurigen Girozentrale)                      5,250,000
--------------------------------------------------------------------------------
        7,840,000  Savannah College of Art &
                   Design Inc. Rev., Series 2004
                   BD, VRDN, 2.86%, 4/7/05
                   (LOC: Bank of America N.A.)                        7,840,000
--------------------------------------------------------------------------------
       13,955,000  Southeast Alabama Gas
                   District Rev., VRDN,
                   2.87%, 4/7/05                                     13,955,000
--------------------------------------------------------------------------------
        4,245,000  Sterling Tax Allocation Rev.,
                   (Rock River Redevelopment),
                   VRDN, 2.92%, 4/6/05
                   (LOC: Wachovia Bank N.A.)                          4,245,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                          354,095,453
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 10.4%

       24,000,000  Barclays Bank plc (New York),
                   2.96%, 6/15/05 (Acquired
                   3/15/05, Cost $24,000,000)(2)                     24,000,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $25,000,000  Calyon North America Inc.
                   (New York), 2.71%,
                   5/2/05 (Acquired 3/1/05,
                   Cost $25,000,000)(2)                          $   25,000,000
--------------------------------------------------------------------------------
       25,000,000  Citigroup Global Markets
                   Holdings Inc., 2.74%,
                   5/16/05 (Acquired 3/16/05,
                   Cost $25,000,000)(2)                              25,000,000
--------------------------------------------------------------------------------
       25,000,000  Depfa Bank (New York),
                   2.87%, 6/1/05 (Acquired
                   3/1/05, Cost $25,000,000)(2)                      25,000,000
--------------------------------------------------------------------------------
       50,000,000  First Tennessee Bank N.A.,
                   2.85%, 5/31/05 (Acquired
                   2/28/05, Cost $50,000,000)(2)                     50,000,000
--------------------------------------------------------------------------------
       25,000,000  Toronto Dominion Bank
                   (New York), 2.50%, 4/1/05
                   (Acquired 12/30/04,
                   Cost $25,000,000)(2)                              25,000,000
--------------------------------------------------------------------------------
       30,000,000  Toronto Dominion Bank
                   (New York), 2.76%, 7/1/05
                   (Acquired 1/5/05,
                   Cost $30,000,000)(2)                              30,000,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                       204,000,000
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES -- 7.5%

       15,000,000  FHLB, 1.40%, 4/1/05                               15,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.40%, 4/4/05                               10,000,000
--------------------------------------------------------------------------------
       12,000,000  FHLB, 1.66%, 5/16/05                              12,000,000
--------------------------------------------------------------------------------
       30,000,000  FHLB, VRN, 2.45%, 4/5/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                      29,991,896
--------------------------------------------------------------------------------
        8,000,000  FNMA, 1.61%, 5/13/05                               8,000,000
--------------------------------------------------------------------------------
       40,000,000  FNMA, 1.80%, 5/27/05                              40,000,000
--------------------------------------------------------------------------------
       32,000,000  FNMA, VRN, 2.56%, 4/21/05,
                   resets quaterly off the
                   3-month LIBOR minus
                   0.07% with no caps                                31,988,530
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                   146,980,426
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.6%                              1,959,307,301
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%                                  8,147,660
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,967,454,961
================================================================================

See Notes to Financial Statements.                                  (continued)

------
10

Prime Money Market - Schedule of Investments

MARCH 31, 2005

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective March 31, 2005.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2005.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2005, was $1,047,213,507, which represented 53.2% of net assets. Restricted securities considered illiquid represent 4.6% of net assets.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                        $1,959,307,301
-----------------------------------------------------------
Cash                                                                  5,140,693
-----------------------------------------------------------
Receivable for capital shares sold                                       12,923
-----------------------------------------------------------
Interest receivable                                                   3,702,117
-----------------------------------------------------------
Prepaid portfolio insurance                                             310,435
--------------------------------------------------------------------------------
                                                                  1,968,473,469
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                 966,807
-----------------------------------------------------------
Distribution fees payable                                                   864
-----------------------------------------------------------
Service fees (and distribution fees - A Class) payable                      704
-----------------------------------------------------------
Dividends payable                                                        50,133
--------------------------------------------------------------------------------
                                                                      1,018,508
--------------------------------------------------------------------------------

NET ASSETS                                                       $1,967,454,961
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                  $1,967,474,333
-----------------------------------------------------------
Accumulated net realized loss
on investment transactions                                              (19,372)
--------------------------------------------------------------------------------
                                                                 $1,967,454,961
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                       $1,964,134,820
-----------------------------------------------------------
Shares outstanding                                                1,964,154,724
-----------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $2,559,993
-----------------------------------------------------------
Shares outstanding                                                    2,559,461
-----------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                              $59,606
-----------------------------------------------------------
Shares outstanding                                                       59,607
-----------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                              $96,675
-----------------------------------------------------------
Shares outstanding                                                       96,678
-----------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                             $603,867
-----------------------------------------------------------
Shares outstanding                                                      603,863
-----------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Interest                                                            $37,481,129
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                      12,233,569
-----------------------------------------------------------
Distribution fees:
-----------------------------------------------------------
 Advisor Class                                                            7,856
-----------------------------------------------------------
 B Class                                                                    662
-----------------------------------------------------------
 C Class                                                                  1,858
-----------------------------------------------------------
Service fees:
-----------------------------------------------------------
 Advisor Class                                                            7,856
-----------------------------------------------------------
 B Class                                                                    220
-----------------------------------------------------------
 C Class                                                                    929
-----------------------------------------------------------
Service and distribution fees -- A Class                                    165
-----------------------------------------------------------
Trustees' fees and expenses                                              94,486
-----------------------------------------------------------
Portfolio insurance                                                     404,247
-----------------------------------------------------------
Other expenses                                                            6,146
--------------------------------------------------------------------------------

                                                                     12,757,994
Amount waived                                                              (360)
--------------------------------------------------------------------------------
                                                                     12,757,634
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                24,723,495
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                            (11,590)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $24,711,905
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                            2005           2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                      $   24,723,495       $   14,171,419
------------------------------------------
Net realized gain (loss)                          (11,590)                 437
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                      24,711,905           14,171,856
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
    Investor Class                            (24,691,275)         (14,154,600)
------------------------------------------
    Advisor Class                                 (28,527)             (16,133)
------------------------------------------
    A Class                                          (690)                (566)
------------------------------------------
    B Class                                          (315)                 (55)
------------------------------------------
    C Class                                        (2,688)                 (65)
--------------------------------------------------------------------------------
Decrease in net assets from distributions     (24,723,495)         (14,171,419)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                   (162,215,806)        (450,533,318)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   (162,227,396)        (450,532,881)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                         2,129,682,357        2,580,215,238
--------------------------------------------------------------------------------
End of period                              $1,967,454,961       $2,129,682,357
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class, B Class
and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
15

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1)
an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.2370% to 0.3500% and the rates for the
Complex Fee (Investor Class, A Class, B Class and C Class) range from 0.2500% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the fund for the year ended March
31, 2005 was 0.58% for the Investor Class, A Class, B Class, and C Class, and
0.33% for the Advisor Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class Plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                         ADVISOR                 B                      C
--------------------------------------------------------------------------------
Distribution Fee          0.25%                0.75%                  0.50%
--------------------------------------------------------------------------------
Service Fee               0.25%                0.25%                  0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for A Class, B Class and C Class shares. All or a portion of the fees may have been voluntarily waived during the period.

During the year ended March 31, 2005, classes in the fund that had fees waived were as follows:

--------------------------------------------------------------------------------
                                          B                    C
--------------------------------------------------------------------------------
Distribution Fee                        $107                  $2
--------------------------------------------------------------------------------
Service Fee                              --                  $251
--------------------------------------------------------------------------------

Fees incurred under the plans during the year ended March 31, 2005, are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- Effective February 1, 2005, the fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with
Ambac Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to
Ambac, which are amortized daily over one year. Through January 31, 2005, the fund, along with other money market funds managed by ACIM, had entered into an insurance agreement with MBIA Insurance Corporation. For the year ended March
31, 2005, the ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation). JPMorgan Chase
Bank is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                  (continued)

------
16

Notes to Financial Statements

MARCH 31, 2005

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                SHARES               AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
----------------------------------------
Sold                                        1,784,870,048       $1,784,870,048
----------------------------------------
Issued in reinvestment of distributions        24,240,697           24,240,697
----------------------------------------
Redeemed                                   (1,971,397,036)      (1,971,397,036)
--------------------------------------------------------------------------------
Net decrease                                 (162,286,291)      $ (162,286,291)
================================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------
Sold                                        2,042,157,206       $2,042,157,206
----------------------------------------
Issued in reinvestment of distributions        13,903,073           13,903,073
----------------------------------------
Redeemed                                   (2,504,322,430)      (2,504,322,430)
--------------------------------------------------------------------------------
Net decrease                                 (448,262,151)      $ (448,262,151)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
----------------------------------------
Sold                                            3,619,279           $3,619,279
----------------------------------------
Issued in reinvestment of distributions            27,452               27,452
----------------------------------------
Redeemed                                       (4,141,860)          (4,141,860)
--------------------------------------------------------------------------------
Net decrease                                     (495,129)          $ (495,129)
================================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------
Sold                                            5,004,026          $ 5,004,026
----------------------------------------
Issued in reinvestment of distributions            15,828               15,828
----------------------------------------
Redeemed                                       (7,395,568)          (7,395,568)
--------------------------------------------------------------------------------
Net decrease                                   (2,375,714)         $(2,375,714)
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
----------------------------------------
Sold                                              148,860             $148,860
----------------------------------------
Issued in reinvestment of distributions               656                  656
----------------------------------------
Redeemed                                         (115,029)            (115,029)
--------------------------------------------------------------------------------
Net increase                                       34,487             $ 34,487
================================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------
Sold                                            1,738,942          $ 1,738,942
----------------------------------------
Issued in reinvestment of distributions               135                  135
----------------------------------------
Redeemed                                       (1,738,982)          (1,738,982)
--------------------------------------------------------------------------------
Net increase                                           95          $        95
================================================================================

                                                                     (continued)

------
17

Notes to Financial Statements

MARCH 31, 2005

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                SHARES               AMOUNT
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
----------------------------------------
Sold                                               24,166              $24,166
----------------------------------------
Issued in reinvestment of distributions                95                   95
----------------------------------------
Redeemed                                           (1,410)              (1,410)
--------------------------------------------------------------------------------
Net increase                                       22,851              $22,851
================================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------
Sold                                               69,434              $69,434
----------------------------------------
Issued in reinvestment of distributions                54                   54
----------------------------------------
Redeemed                                          (20,686)             (20,686)
--------------------------------------------------------------------------------
Net increase                                       48,802              $48,802
================================================================================
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
----------------------------------------
Sold                                              868,941             $868,941
----------------------------------------
Issued in reinvestment of distributions             2,649                2,649
----------------------------------------
Redeemed                                         (363,314)            (363,314)
--------------------------------------------------------------------------------
Net increase                                      508,276             $508,276
================================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------
Sold                                              311,773             $311,773
----------------------------------------
Issued in reinvestment of distributions                54                   54
----------------------------------------
Redeemed                                         (256,177)            (256,177)
--------------------------------------------------------------------------------
Net increase                                       55,650            $  55,650
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Following are the capital loss carryovers and capital loss deferral amounts at
March 31, 2005:

--------------------------------------------------------------------------------
Accumulated capital losses                                       $(25,076)
--------------------------------------------------------------------------------

The undistributed ordinary income component for federal income tax purposes was
$5,704.

The accumulated capital losses listed above  represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss  carryovers expire as follows:

--------------------------------------------------------------------------------
            2011                    2012                        2013
--------------------------------------------------------------------------------
         $(13,492)                  $--                      $(11,584)
--------------------------------------------------------------------------------

------
18

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                            2005        2004         2003        2002(1)        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $1.00        $1.00        $1.00        $1.00         $1.00       $1.00
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income       0.01         0.01         0.01           --(2)       0.03        0.06
----------------------------------------------------------------------------------------------------
Distributions
------------------------
 From Net
  Investment Income          (0.01)       (0.01)       (0.01)          --(2)      (0.03)      (0.06)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $1.00        $1.00        $1.00        $1.00         $1.00       $1.00
====================================================================================================
  TOTAL RETURN(3)             1.19%        0.58%        1.19%        0.13%         3.16%       6.05%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            0.60%        0.61%        0.61%     0.60%(4)         0.60%       0.60%
------------------------
Ratio of Net
Investment Income
to Average Net Assets         1.17%        0.58%        1.19%     1.48%(4)         3.13%       5.88%
------------------------
Net Assets,
End of Period
(in thousands)           $1,964,135   $2,126,433   $2,574,694   $2,756,147    $2,796,914  $2,875,876
----------------------------------------------------------------------------------------------------

(1) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
19

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                           2005    2004      2003     2002(1)    2002    2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $1.00   $1.00     $1.00     $1.00     $1.00    $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net Investment
  Income                   0.01      --(2)   0.01        --(2)   0.03     0.06
--------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment Income       (0.01)     --(2)  (0.01)       --(2)  (0.03)   (0.06)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $1.00   $1.00     $1.00     $1.00     $1.00    $1.00
================================================================================
  TOTAL RETURN(3)          0.94%   0.33%     0.93%     0.10%     2.90%    5.79%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets         0.85%   0.86%     0.86%  0.85%(4)     0.85%    0.85%
---------------------
Ratio of Net
Investment Income
to Average Net Assets      0.92%   0.33%     0.94%  1.23%(4)     2.88%    5.63%
---------------------
Net Assets,
End of Period
(in thousands)            $2,560  $3,055    $5,431   $14,329   $13,609   $7,784
--------------------------------------------------------------------------------

(1) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
20

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        A CLASS
--------------------------------------------------------------------------------
                                              2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $1.00      $1.00       $1.00
-------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                     0.01         --(2)       --(2)
-------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.01)        --(2)       --(2)
-------------------------------------------------------------------------------
Net Asset Value, End of Period             $1.00      $1.00       $1.00
===============================================================================
  TOTAL RETURN(3)                           0.95%      0.38%       0.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                    0.85%      0.83%    0.61%(5)
-------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                     0.85%      0.86%    0.86%(5)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets(4)             0.92%      0.36%    0.76%(5)
-------------------------------------
Ratio of Net Investment
Income to Average Net
Assets (Before Expense Waiver)              0.92%      0.33%    0.51%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                                $60        $25         $25
-------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) The distributor voluntarily waived a portion of the service and distribution fees.

(5) Annualized.

See Notes to Financial Statements.

------
21

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        B CLASS
--------------------------------------------------------------------------------
                                           2005           2004          2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $1.00          $1.00           $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income                   --(2)           --(2)           --(2)
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income              --(2)           --(2)           --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $1.00          $1.00           $1.00
================================================================================
  TOTAL RETURN(3)                        0.34%          0.22%           0.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                 1.48%          0.99%        0.61%(5)
--------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                  1.60%          1.61%        1.61%(5)
--------------------------------------
Ratio of Net Investment
Income to Average Net Assets(4)          0.29%          0.20%        0.76%(5)
--------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets
(Before Expense Waiver)                  0.17%        (0.42)%      (0.24)%(5)
--------------------------------------
Net Assets, End of Period
(in thousands)                             $97            $74             $25
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) The distributor voluntarily waived a portion of the distribution and service fees.

(5) Annualized.

See Notes to Financial Statements.

------
22

Prime Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                            2005         2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $1.00        $1.00         $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                    0.01           --(2)         --(2)
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income              (0.01)          --(2)         --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $1.00        $1.00         $1.00
================================================================================
  TOTAL RETURN(3)                          0.57%        0.09%         0.40%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(4)                   1.28%        1.10%      1.34%(5)
-------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                    1.35%        1.36%      1.36%(5)
-------------------------------------
Ratio of Net Investment
Income to Average Net Assets(4)            0.49%        0.09%      0.47%(5)
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets
(Before Expense Waiver)                    0.42%      (0.17)%      0.45%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                              $604          $96           $40
--------------------------------------------------------------------------------

(1) May 7, 2002 (commencement of sale) through March 31, 2003.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(4) The distributor voluntarily waived a portion of the distribution and service fees.

(5) Annualized.

See Notes to Financial Statements.

------
23

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Investment Trust
and Shareholders of the Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund (one of the four funds comprising the American Century Investment Trust, hereafter referred to as the "Fund") at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2005

------
24

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and
the fund's transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice President-
Administration, Brocade Communications Systems, Inc. (November 2004 to present);
Vice President-Finance, Brocade Communications Systems, Inc. (November 2000 to
November 2004); Vice President, Chief Financial Officer and Secretary, Wireless
Inc. (April 2000 to November 2000)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1930

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------

                                                                    (continued)

------
25

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 24

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1928

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 33

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

Other Directorships Held by Trustee: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

------
26

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 20

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------

                                                                    (continued)

------
27

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC and ACIM
(February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to
March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUND: Controller(1)

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
28

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios for
Advisor, A, B, and C Class shares are higher than those of Investor Class shares. ON JANUARY 30, 2003, INVESTOR CLASS SHARES BECOME UNAVAILABLE TO NEW
SELF-DIRECTED RETAIL INVESTORS.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their net asset value. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century Advisor Fund, in accordance with the schedule set forth in that fund's prospectus. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 0.75%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 0.75%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
29

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
30

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City,
Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments             PRSRT STD
P.O. Box 419200                      U.S. POSTAGE PAID
Kansas City, MO 64141-6200           AMERICAN CENTURY
                                        COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0505

SH-ANN-43388S

American Century Investments
ANNUAL REPORT

[photo of boy]

MARCH 31, 2005

Diversified Bond Fund
High-Yield Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Diversified Bond and High-Yield funds for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Diversified Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                          1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            0.63%      --         --        4.27%       12/3/01
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)        1.15%      --         --        5.21%(2)       --
--------------------------------------------------------------------------------
Institutional Class       0.83%     6.51%      6.66%      5.99%       4/1/93
--------------------------------------------------------------------------------
Advisor Class             0.38%      --         --        4.01%       12/3/01
--------------------------------------------------------------------------------
A Class                                                               1/31/03
   No sales charge*       0.38%      --         --        2.90%(3)
   With sales charge*    -4.10%      --         --        0.73%(3)
--------------------------------------------------------------------------------
B Class                                                               1/31/03
   No sales charge*      -0.37%      --         --        2.16%(3)
   With sales charge*    -4.37%      --         --        0.79%(3)
--------------------------------------------------------------------------------
C Class                  -0.37%      --         --        2.25%(3)    1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Diversified Bond acquired all of the net assets of the American Century
Intermediate-Term Bond Fund, the American Century Bond Fund, and the American
Century Premium Bond Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16,
2001. Financial information prior to December 3, 2001 is that of the American
Century Premium Bond Fund and is used in calculating the performance of
Diversified Bond.

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 11/30/01, the date nearest the Investor Class's inception for which data are available.

(3) Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 3, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended March 31
--------------------------------------------------------------------------------
                                           2002*     2003      2004      2005
--------------------------------------------------------------------------------
Investor Class                            -0.99%     9.93%     4.92%     0.63%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index      -0.54%    11.69%     5.40%     1.15%
--------------------------------------------------------------------------------

*From 12/3/01, the Investor Class's inception date. Index data from 11/30/01, the date nearest the Investor Class's inception for which data are available.
 Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Diversified Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEFF HOUSTON

RETURN SUMMARY & PERSPECTIVE

Diversified Bond and its broad market benchmark (the Lehman Brothers U.S.
Aggregate Index/"Lehman Aggregate") returned 0.63%* and 1.15%, respectively, for the fiscal year ended March 31, 2005.

Economic uncertainty combined with inflation fears and rising interest rates fostered bond market volatility. A sharp selloff in the second quarter of 2004
(the worst since the first quarter of 1994) elevated the 10-year Treasury yield by over a full percentage point from 3.84% at the start of the fiscal year to
4.87% in June 2004. Later, strong rallies in the third quarter of 2004 and the first 40 days of 2005 pulled the yield below 4% as recently as February 2005.
Another selloff pushed it above 4.60% in March 2005.

By the end of the fiscal year, the 10-year Treasury yield had settled at 4.49%, a 0.65 percentage point yield increase for the period that resulted in negative performance (a 0.96% loss) for 10-year note investors. Treasury security returns ranged from a 2.23% loss for the five-year note to a 5.11% gain for the 30-year bond.

Diversified Bond performed better against the Lehman Aggregate in the second half of the fiscal year than in the first. The fund and its benchmark returned
0.67% and 0.47%, respectively, for the six months ended March 31, 2005.

ECONOMIC & MARKET PERSPECTIVE

U.S. economic growth during the fiscal year was moderate, restrained by escalating energy prices and rising short-term interest rates. Crude oil spurted
55% higher to over $55 a barrel, fueling concerns about higher inflation and a global economic slowdown (consumer and business spending were expected to decline as energy costs soared). Real annualized gross domestic product (GDP) in the U.S. was between 3.3% and 4.0% in the last three quarters of 2004, and the government's initial estimate of first-quarter 2005 GDP was 3.1%.

As the economic outlook softened, the Treasury yield curve "flattened." To fight inflation, the Federal Reserve (the Fed) raised its overnight interest rate target seven times (the most since 1994-95) from 1% to 2.75%. Shorter-maturity notes like the five-year Treasury suffered price declines as their yields rose with the Fed's rate hikes. The five-year Treasury yield increased by almost 1.4 percentage points during the fiscal year.

But the 30-year Treasury yield confounded the Fed and investors by FALLING 0.01 point, reducing the difference

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                        AS OF 3/31/05         AS OF 3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.9 years             4.8 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.4 years             4.0 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor                                                         3.70%
--------------------------------------------------------------------------------
Institutional                                                    3.90%
--------------------------------------------------------------------------------
Advisor                                                          3.44%
--------------------------------------------------------------------------------
A Class                                                          3.28%
--------------------------------------------------------------------------------
B Class                                                          2.69%
--------------------------------------------------------------------------------
C Class                                                          2.69%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary
 are for Investor Class shares.                                      (continued)

------
4

Diversified Bond - Portfolio Commentary

between long- and short-maturity yields and flattening the yield curve. That helped long-maturity/duration bonds enjoy price gains and generally outperform shorter-maturity/duration notes.

Credit quality also affected performance -- lower-quality, higher-yielding bonds tended to outperform investment-grade debt. And higher-yielding sectors of the investment-grade market, including mortgage-backed and corporate securities, generally outperformed lower-yielding U.S. government debt.

BETTER RELATIVE PERFORMANCE IN SECOND HALF

Diversified Bond lagged the Lehman Aggregate for the first half of the fiscal year and the full 12-month reporting period, but outperformed for the six months ended March 31, 2005. Reasons for the improvement included less conservative duration management (we extended the portfolio's effective duration to 4.4 years) and by using a Treasury futures overlay (selling/"shorting" two-year futures and buying 10-year futures) to position the portfolio for the flattening yield curve.

MORTGAGE DOLLAR ROLLS INFLUENCED PORTFOLIO TURNOVER

The fund's Financial Highlights on pages 37-42 show that the portfolio turnover rate increased significantly after 2003. It was inflated primarily by mortgage dollar rolls, a type of forward commitment (defined in the Notes to Financial
Statements on page 29) that we used as a short-term cash equivalent. The volume of transactions required to execute the dollar rolls distorted the portfolio turnover rate.

OUR COMMITMENT

We remain committed to seeking a high level of income by investing mostly in investment-grade non-money market debt securities. These securities may include high- and medium-grade corporate bonds and notes, government securities, and securities backed by mortgages or other assets (see the Types of Investments table at left). The weighted average maturity of the portfolio must be three and one-half years or longer.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                        3/31/05               9/30/04
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                               25.4%                 27.1%
--------------------------------------------------------------------------------
Corporate Bonds                          15.9%                 20.8%
--------------------------------------------------------------------------------
Asset-Backed Securities                  15.9%                 12.4%
--------------------------------------------------------------------------------
U.S. Treasury Securities                 12.4%                 19.7%
--------------------------------------------------------------------------------
CMOs                                      9.7%                  6.9%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                         7.4%                  8.8%
--------------------------------------------------------------------------------
Sovereign Governments
& Agencies                                0.3%                  0.4%
--------------------------------------------------------------------------------
Other(1)                                  3.0%                  3.8%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                   10.0%                  0.1%
--------------------------------------------------------------------------------

(1) Includes Temporary Cash Investments.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                         % OF FUND              % OF FUND
                                        INVESTMENTS            INVESTMENTS
                                           AS OF                  AS OF
                                          3/31/05               9/30/04
--------------------------------------------------------------------------------
AAA                                         77%                   71%
--------------------------------------------------------------------------------
AA                                           3%                    4%
--------------------------------------------------------------------------------
A                                            7%                    9%
--------------------------------------------------------------------------------
BBB                                         10%                   13%
--------------------------------------------------------------------------------
BB                                           3%                    3%
--------------------------------------------------------------------------------

------
5

Diversified Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(1) -- 34.8%

  $ 9,500,000  FHLMC, 5.00%,
               settlement date 4/18/05(2)                        $   9,502,964
--------------------------------------------------------------------------------
       53,843  FHLMC, 6.50%, 2/1/09                                     56,002
--------------------------------------------------------------------------------
       53,864  FHLMC, 6.50%, 12/1/12                                    56,349
--------------------------------------------------------------------------------
      470,462  FHLMC, 6.00%, 1/1/13(3)                                 486,363
--------------------------------------------------------------------------------
       69,867  FHLMC, 7.00%, 11/1/13                                    73,431
--------------------------------------------------------------------------------
      134,660  FHLMC, 7.00%, 6/1/14                                    141,508
--------------------------------------------------------------------------------
      237,015  FHLMC, 6.50%, 6/1/16                                    247,932
--------------------------------------------------------------------------------
      326,949  FHLMC, 6.50%, 6/1/16(3)                                 342,008
--------------------------------------------------------------------------------
    4,409,962  FHLMC, 5.00%, 11/1/17(3)                              4,418,844
--------------------------------------------------------------------------------
    6,880,814  FHLMC, 4.50%, 1/1/19(3)                               6,749,948
--------------------------------------------------------------------------------
        3,469  FHLMC, 8.50%, 10/1/26                                     3,787
--------------------------------------------------------------------------------
       44,189  FHLMC, 7.00%, 9/1/27                                     46,632
--------------------------------------------------------------------------------
       69,760  FHLMC, 6.50%, 1/1/28                                     72,690
--------------------------------------------------------------------------------
       11,486  FHLMC, 7.00%, 2/1/28                                     12,121
--------------------------------------------------------------------------------
      401,261  FHLMC, 6.50%, 3/1/29(3)                                 417,909
--------------------------------------------------------------------------------
      280,696  FHLMC, 6.50%, 6/1/29                                    292,177
--------------------------------------------------------------------------------
       42,136  FHLMC, 7.00%, 8/1/29                                     44,429
--------------------------------------------------------------------------------
      103,021  FHLMC, 7.50%, 8/1/29                                    110,393
--------------------------------------------------------------------------------
        4,200  FHLMC, 6.50%, 5/1/31                                      4,366
--------------------------------------------------------------------------------
      385,269  FHLMC, 6.50%, 5/1/31(3)                                 400,512
--------------------------------------------------------------------------------
       19,256  FHLMC, 6.50%, 6/1/31                                     20,018
--------------------------------------------------------------------------------
       15,890  FHLMC, 6.50%, 6/1/31                                     16,518
--------------------------------------------------------------------------------
        4,265  FHLMC, 6.50%, 6/1/31                                      4,434
--------------------------------------------------------------------------------
        5,138  FHLMC, 6.50%, 6/1/31                                      5,341
--------------------------------------------------------------------------------
      221,757  FHLMC, 6.50%, 6/1/31                                    230,531
--------------------------------------------------------------------------------
        8,202  FHLMC, 6.50%, 6/1/31                                      8,526
--------------------------------------------------------------------------------
    4,158,794  FHLMC, 5.50%, 12/1/33(3)                              4,177,238
--------------------------------------------------------------------------------
   44,074,700  FNMA, 6.00%,
               settlement date 4/13/05(2)                           45,052,628
--------------------------------------------------------------------------------
   22,075,000  FNMA, 6.50%,
               settlement date 4/13/05(2)                           22,909,700
--------------------------------------------------------------------------------
    2,550,000  FNMA, 5.00%,
               settlement date 4/18/05(2)                            2,548,406
--------------------------------------------------------------------------------
   11,900,000  FNMA, 5.50%,
               settlement date 4/18/05(2)                           12,126,838
--------------------------------------------------------------------------------
   25,900,000  FNMA, 5.00%,
               settlement date 5/12/05(2)                           25,252,500
--------------------------------------------------------------------------------
      136,018  FNMA, 6.00%, 2/1/09                                     139,627
--------------------------------------------------------------------------------
       53,540  FNMA, 6.00%, 5/1/13                                      55,340
--------------------------------------------------------------------------------
       43,020  FNMA, 6.00%, 5/1/13                                      44,446
--------------------------------------------------------------------------------
      160,361  FNMA, 6.00%, 7/1/13                                     165,752
--------------------------------------------------------------------------------
      232,295  FNMA, 6.00%, 12/1/13                                    240,106
--------------------------------------------------------------------------------
      196,608  FNMA, 6.00%, 1/1/14                                     203,219
--------------------------------------------------------------------------------
      406,374  FNMA, 6.00%, 2/1/14(3)                                  420,037
--------------------------------------------------------------------------------
      350,848  FNMA, 6.00%, 4/1/14                                     362,645
--------------------------------------------------------------------------------
    2,228,809  FNMA, 5.50%, 12/1/16(3)                               2,273,742
--------------------------------------------------------------------------------
    1,228,361  FNMA, 5.50%, 12/1/16(3)                               1,253,125
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------
  $ 3,236,922  FNMA, 4.50%, 5/1/19                               $   3,167,610
--------------------------------------------------------------------------------
    3,087,036  FNMA, 4.50%, 6/1/19                                   3,020,934
--------------------------------------------------------------------------------
      222,039  FNMA, 6.50%, 1/1/26                                     231,700
--------------------------------------------------------------------------------
       40,955  FNMA, 7.00%, 12/1/27                                     43,267
--------------------------------------------------------------------------------
        7,550  FNMA, 6.50%, 1/1/28                                       7,870
--------------------------------------------------------------------------------
       18,029  FNMA, 7.00%, 1/1/28                                      19,047
--------------------------------------------------------------------------------
       65,774  FNMA, 7.50%, 4/1/28                                      70,591
--------------------------------------------------------------------------------
      172,246  FNMA, 7.00%, 5/1/28                                     181,878
--------------------------------------------------------------------------------
       13,266  FNMA, 7.00%, 6/1/28                                      14,008
--------------------------------------------------------------------------------
       54,212  FNMA, 6.50%, 1/1/29                                      56,477
--------------------------------------------------------------------------------
      170,981  FNMA, 6.50%, 4/1/29                                     178,023
--------------------------------------------------------------------------------
       80,082  FNMA, 7.00%, 7/1/29                                      84,585
--------------------------------------------------------------------------------
       99,080  FNMA, 7.00%, 7/1/29                                     104,621
--------------------------------------------------------------------------------
      156,906  FNMA, 7.50%, 7/1/29                                     168,047
--------------------------------------------------------------------------------
       56,371  FNMA, 7.00%, 5/1/30                                      59,487
--------------------------------------------------------------------------------
      269,555  FNMA, 7.50%, 8/1/30                                     288,452
--------------------------------------------------------------------------------
      136,117  FNMA, 7.50%, 9/1/30                                     145,660
--------------------------------------------------------------------------------
      983,530  FNMA, 7.00%, 9/1/31(3)                                1,037,674
--------------------------------------------------------------------------------
      383,251  FNMA, 6.50%, 1/1/32(3)                                  398,612
--------------------------------------------------------------------------------
    3,239,844  FNMA, 7.00%, 6/1/32(3)                                3,417,170
--------------------------------------------------------------------------------
    1,339,090  FNMA, 6.50%, 8/1/32(3)                                1,392,764
--------------------------------------------------------------------------------
    5,375,677  FNMA, 5.50%, 6/1/33(3)                                5,393,476
--------------------------------------------------------------------------------
    5,398,884  FNMA, 5.50%, 8/1/33(3)                                5,416,760
--------------------------------------------------------------------------------
    6,088,742  FNMA, 5.50%, 9/1/33(3)                                6,108,901
--------------------------------------------------------------------------------
   10,993,563  FNMA, 5.50%, 1/1/34(3)                               11,029,962
--------------------------------------------------------------------------------
       55,065  GNMA, 7.50%, 8/20/17                                     59,035
--------------------------------------------------------------------------------
      141,659  GNMA, 7.00%, 11/15/22                                   150,597
--------------------------------------------------------------------------------
       77,059  GNMA, 8.75%, 3/15/25                                     84,533
--------------------------------------------------------------------------------
       31,687  GNMA, 7.00%, 4/20/26                                     33,483
--------------------------------------------------------------------------------
       62,277  GNMA, 7.50%, 8/15/26                                     66,955
--------------------------------------------------------------------------------
       31,485  GNMA, 8.00%, 8/15/26                                     33,964
--------------------------------------------------------------------------------
        2,769  GNMA, 7.50%, 4/15/27                                      2,975
--------------------------------------------------------------------------------
       74,993  GNMA, 7.50%, 5/15/27                                     80,578
--------------------------------------------------------------------------------
       53,200  GNMA, 8.00%, 6/15/27                                     57,369
--------------------------------------------------------------------------------
        5,451  GNMA, 7.50%, 11/15/27                                     5,857
--------------------------------------------------------------------------------
       37,745  GNMA, 7.00%, 2/15/28                                     39,967
--------------------------------------------------------------------------------
       53,895  GNMA, 7.50%, 2/15/28                                     57,862
--------------------------------------------------------------------------------
       65,218  GNMA, 6.50%, 3/15/28                                     68,274
--------------------------------------------------------------------------------
       48,250  GNMA, 7.00%, 4/15/28                                     51,091
--------------------------------------------------------------------------------
      197,999  GNMA, 6.50%, 5/15/28                                    207,276
--------------------------------------------------------------------------------
       36,574  GNMA, 6.50%, 5/15/28                                     38,287
--------------------------------------------------------------------------------
        3,947  GNMA, 6.50%, 5/15/28                                      4,132
--------------------------------------------------------------------------------
       94,263  GNMA, 7.00%, 12/15/28                                    99,814
--------------------------------------------------------------------------------
        9,919  GNMA, 8.00%, 12/15/29                                    10,695
--------------------------------------------------------------------------------
      347,920  GNMA, 7.00%, 5/15/31(3)                                 367,865
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $184,440,668)                                                184,549,267
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

Diversified Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 21.9%

AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
 $    830,000  DaimlerChrysler N.A.
               Holding Corp., 7.30%,
               1/15/12(4)                                        $     906,209
--------------------------------------------------------------------------------

BEVERAGES -- 0.3%
--------------------------------------------------------------------------------
    1,500,000  Miller Brewing Co., 4.25%,
               8/15/08 (Acquired 8/6/03,
               Cost $1,494,855)(5)                                   1,486,385
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.7%
--------------------------------------------------------------------------------
    1,200,000  Goldman Sachs Group Inc.,
               5.70%, 9/1/12(4)                                      1,237,258
--------------------------------------------------------------------------------
    1,500,000  Goldman Sachs Group Inc.,
               5.25%, 10/15/13(3)                                    1,492,635
--------------------------------------------------------------------------------
      900,000  Morgan Stanley, 4.25%, 5/15/10(3)                       878,574
--------------------------------------------------------------------------------
                                                                     3,608,467
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.8%
--------------------------------------------------------------------------------
      650,000  AmSouth Bancorp.,
               5.20%, 4/1/15(3)                                        648,731
--------------------------------------------------------------------------------
    3,100,000  Bank of America Corp.,
               4.375%, 12/1/10(3)                                    3,055,984
--------------------------------------------------------------------------------
      980,000  Marshall & Ilsley Bank,
               4.125%, 9/4/07(3)                                       978,159
--------------------------------------------------------------------------------
    1,230,000  SouthTrust Corp.,
               5.80%, 6/15/14(4)                                     1,278,431
--------------------------------------------------------------------------------
    1,330,000  Wachovia Bank N.A.,
               4.80%, 11/1/14(3)                                     1,292,664
--------------------------------------------------------------------------------
    2,080,000  Wachovia Bank N.A.,
               4.875%, 2/1/15(3)                                     2,027,588
--------------------------------------------------------------------------------
      300,000  Wells Fargo Bank N.A.,
               4.75%, 2/9/15(4)                                        291,328
--------------------------------------------------------------------------------
                                                                     9,572,885
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.4%
--------------------------------------------------------------------------------
      650,000  R.R. Donnelley & Sons
               Company, 3.75%, 4/1/09(3)                               627,659
--------------------------------------------------------------------------------
    1,100,000  Waste Management, Inc.,
               7.00%, 7/15/28                                        1,233,164
--------------------------------------------------------------------------------
                                                                     1,860,823
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.4%
--------------------------------------------------------------------------------
      900,000  American Express Centurion
               Bank, 4.375%, 7/30/09(3)                                893,800
--------------------------------------------------------------------------------
    1,450,000  Capital One Financial Corp.,
               4.80%, 2/21/12                                        1,410,482
--------------------------------------------------------------------------------
                                                                     2,304,282
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.4%
--------------------------------------------------------------------------------
    2,000,000  Ball Corp., 7.75%, 8/1/06                             2,072,500
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.3%
--------------------------------------------------------------------------------
    5,775,000  Morgan Stanley TRACERS(reg.sm),
               7.72%, 3/1/32 (Acquired
               3/15/02-8/28/02,
               Cost $6,129,842)(5)                                   6,878,856
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.7%
--------------------------------------------------------------------------------
  $ 1,500,000  American General Finance
               Corp., Series 2002 H,
               4.50%, 11/15/07(3)                                $   1,502,951
--------------------------------------------------------------------------------
    1,240,000  CIT Group Inc., 4.25%,
               2/1/10(3)                                             1,204,506
--------------------------------------------------------------------------------
    1,240,000  CIT Group Inc., 5.125%,
               9/30/14(4)                                            1,226,240
--------------------------------------------------------------------------------
    3,570,000  Citigroup Inc., 5.00%,
               9/15/14(3)                                            3,511,455
--------------------------------------------------------------------------------
    2,000,000  Ford Motor Credit Co.,
               7.375%, 10/28/09(3)                                   2,010,659
--------------------------------------------------------------------------------
    1,500,000  General Motors Acceptance
               Corp., 6.125%, 8/28/07(4)                             1,463,471
--------------------------------------------------------------------------------
    1,420,000  General Motors Acceptance
               Corp., 6.875%, 9/15/11                                1,286,488
--------------------------------------------------------------------------------
      420,000  General Motors Acceptance
               Corp., 6.75%, 12/1/14(4)                                363,410
--------------------------------------------------------------------------------
    1,550,000  J.P. Morgan Chase & Co.,
               6.75%, 2/1/11(3)                                      1,699,026
--------------------------------------------------------------------------------
                                                                    14,268,206
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 2.1%
--------------------------------------------------------------------------------
    1,520,000  AT&T Corp., 9.05%, 11/15/11                           1,734,699
--------------------------------------------------------------------------------
    1,130,000  BellSouth Corp., 5.20%,
               12/15/16(4)                                           1,105,615
--------------------------------------------------------------------------------
    1,465,000  British Telecommunications plc,
               7.00%, 5/23/07(3)                                     1,538,178
--------------------------------------------------------------------------------
    1,590,000  Deutsche Telekom
               International Finance BV,
               8.50%, 6/15/10(4)                                     1,830,577
--------------------------------------------------------------------------------
      600,000  Deutsche Telekom
               International Finance BV,
               5.25%, 7/22/13                                          602,715
--------------------------------------------------------------------------------
      650,000  France Telecom, 8.00%, 3/1/11                           744,643
--------------------------------------------------------------------------------
      900,000  SBC Communications Inc.,
               5.10%, 9/15/14(3)                                       878,834
--------------------------------------------------------------------------------
    1,180,000  Sprint Capital Corp.,
               8.375%, 3/15/12                                       1,380,925
--------------------------------------------------------------------------------
    1,150,000  Sprint Capital Corp.,
               8.75%, 3/15/32(4)                                     1,496,474
--------------------------------------------------------------------------------
                                                                    11,312,660
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.4%
--------------------------------------------------------------------------------
      630,000  Carolina Power & Light Co.,
               5.15%, 4/1/15(4)                                        628,002
--------------------------------------------------------------------------------
    1,800,000  CenterPoint Energy Resources
               Corp., 6.50%, 2/1/08                                  1,889,112
--------------------------------------------------------------------------------
    1,620,000  FirstEnergy Corp.,
               6.45%, 11/15/11(4)                                    1,711,471
--------------------------------------------------------------------------------
      960,000  Pacific Gas & Electric Co.,
               6.05%, 3/1/34                                           989,146
--------------------------------------------------------------------------------
      600,000  Tampa Electric Co.,
               6.375%, 8/15/12(4)                                      649,436
--------------------------------------------------------------------------------
    1,550,000  Virginia Electric and Power Co.,
               5.25%, 12/15/15(4)                                    1,551,006
--------------------------------------------------------------------------------
                                                                     7,418,173
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Diversified Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.5%
--------------------------------------------------------------------------------
  $   800,000  CVS Corp., 4.00%, 9/15/09(3)                      $     781,356
--------------------------------------------------------------------------------
    1,700,000  Safeway Inc.,
               6.50%, 3/1/11(4)                                      1,803,802
--------------------------------------------------------------------------------
                                                                     2,585,158
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
      500,000  Columbia Energy Group,
               6.80%, 11/28/05                                         509,763
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
    1,500,000  Beckman Coulter Inc.,
               7.45%, 3/4/08                                         1,617,714
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 1.8%
--------------------------------------------------------------------------------
    1,150,000  Mandalay Resort Group,
               6.45%, 2/1/06(4)                                      1,170,125
--------------------------------------------------------------------------------
    1,700,000  MGM Mirage, 6.00%, 10/1/09                            1,685,125
--------------------------------------------------------------------------------
    1,900,000  Park Place Entertainment Corp.,
               7.875%, 12/15/05                                      1,945,125
--------------------------------------------------------------------------------
    1,100,000  Royal Caribbean Cruises Ltd.,
               6.875%, 12/1/13                                       1,152,250
--------------------------------------------------------------------------------
    1,000,000  Starwood Hotels & Resorts
               Worldwide Inc.,
               7.375%, 11/15/15                                      1,080,000
--------------------------------------------------------------------------------
    2,150,000  Yum! Brands Inc.,
               8.875%, 4/15/11                                       2,579,162
--------------------------------------------------------------------------------
                                                                     9,611,787
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%
--------------------------------------------------------------------------------
    1,160,000  D.R. Horton Inc.,
               7.875%, 8/15/11                                       1,273,205
--------------------------------------------------------------------------------
    1,180,000  KB Home, 6.375%, 8/15/11                              1,201,756
--------------------------------------------------------------------------------
                                                                     2,474,961
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.8%
--------------------------------------------------------------------------------
    1,230,000  General Electric Capital Corp.,
               4.25%, 12/1/10(3)                                     1,202,383
--------------------------------------------------------------------------------
    3,310,000  General Electric Co.,
               5.00%, 2/1/13(4)                                      3,310,490
--------------------------------------------------------------------------------
                                                                     4,512,873
--------------------------------------------------------------------------------

INSURANCE -- 1.2%
--------------------------------------------------------------------------------
    2,000,000  Allstate Financial Global
               Funding, 4.25%, 9/10/08
               (Acquired 9/3/03,
               Cost $1,996,080)(3)(5)                                1,982,286
--------------------------------------------------------------------------------
      570,000  American International
               Group, Inc., 4.25%, 5/15/13(3)                          536,311
--------------------------------------------------------------------------------
    1,450,000  Genworth Financial Inc.,
               5.75%, 6/15/14(3)                                     1,489,312
--------------------------------------------------------------------------------
    2,200,000  Monumental Global Funding II,
               3.85%, 3/3/08 (Acquired
               2/5/03, Cost $2,199,956)(3)(5)                        2,175,532
--------------------------------------------------------------------------------
                                                                     6,183,441
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
      350,000  IAC/InterActiveCorp,
               7.00%, 1/15/13(4)                                       371,231
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

MACHINERY -- 0.4%
--------------------------------------------------------------------------------
  $ 2,000,000  Caterpillar Financial Services
               Corp., 2.59%, 7/15/06(3)                          $   1,966,348
--------------------------------------------------------------------------------

MEDIA -- 1.3%
--------------------------------------------------------------------------------
      260,000  Comcast Cable
               Communications Holdings Inc.,
               8.375%, 3/15/13                                         309,403
--------------------------------------------------------------------------------
    3,000,000  Comcast Corp.,
               5.50%, 3/15/11(4)                                     3,059,076
--------------------------------------------------------------------------------
    2,295,000  Cox Communications, Inc.,
               4.625%, 1/15/10 (Acquired
               1/13/05, Cost $2,284,397)(5)                          2,232,422
--------------------------------------------------------------------------------
    1,000,000  News America Holdings,
               7.75%, 1/20/24(4)                                     1,165,005
--------------------------------------------------------------------------------
                                                                     6,765,906
--------------------------------------------------------------------------------

MULTI-UTILITIES &
UNREGULATED POWER -- 0.4%
--------------------------------------------------------------------------------
    2,300,000  Dominion Resources Inc.,
               4.125%, 2/15/08(4)                                    2,275,402
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.4%
--------------------------------------------------------------------------------
      600,000  May Department Stores Co.,
               3.95%, 7/15/07                                          592,106
--------------------------------------------------------------------------------
    1,600,000  May Department Stores Co.,
               4.80%, 7/15/09                                        1,591,725
--------------------------------------------------------------------------------
                                                                     2,183,831
--------------------------------------------------------------------------------

OIL & GAS -- 1.2%
--------------------------------------------------------------------------------
      800,000  Anadarko Petroleum Corp.,
               7.95%, 4/15/29                                        1,023,314
--------------------------------------------------------------------------------
    1,600,000  Devon Energy Corp.,
               2.75%, 8/1/06                                         1,565,381
--------------------------------------------------------------------------------
    2,180,000  Enterprise Products
               Operating L.P.,
               4.625%, 10/15/09                                      2,129,538
--------------------------------------------------------------------------------
      370,000  Magellan Midstream Partners,
               5.65%, 10/15/16(4)                                      369,217
--------------------------------------------------------------------------------
    1,450,000  Nexen Inc., 5.875%, 3/10/35                           1,391,651
--------------------------------------------------------------------------------
                                                                     6,479,101
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
      800,000  Schering-Plough Corp.,
               5.30%, 12/1/13(3)                                       818,640
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
    1,500,000  Canadian National Railway Co.,
               6.25%, 8/1/34                                         1,643,864
--------------------------------------------------------------------------------
    1,150,000  Norfolk Southern Corp.,
               7.80%, 5/15/27                                        1,441,778
--------------------------------------------------------------------------------
                                                                     3,085,642
--------------------------------------------------------------------------------

SOFTWARE -- 0.2%
--------------------------------------------------------------------------------
    1,340,000  Computer Associates
               International Inc., 4.75%,
               12/1/09 (Acquired 12/9/04,
               Cost $1,359,216)(5)                                   1,314,971
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Diversified Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
  $ 1,500,000  Nextel Communications Inc.,
               5.95%, 3/15/14(4)                                 $   1,500,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $115,706,615)                                                115,946,215
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 21.8%

      356,220  ABSC Non-Improvement Trust,
               Series 2004 HE5, Class A1,
               5.00%, 8/27/34 (Acquired
               6/22/04, Cost $355,267)(5)                              354,380
--------------------------------------------------------------------------------
    3,723,391  Accredited Mortgage Loan
               Trust, Series 2004-4, Class A2A,
               VRN, 3.00%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.15%
               with no caps(3)                                       3,727,375
--------------------------------------------------------------------------------
      595,162  Ameriquest Mortgage
               Securities Inc., Series 2004 R8,
               Class A2, VRN, 3.01%,
               4/25/05, resets monthly off
               the 1-month LIBOR plus 0.16%
               with no caps(3)                                         595,573
--------------------------------------------------------------------------------
       61,523  AQ Finance Non-Improvement
               Trust, Series 2003 N11A,
               7.14%, 11/25/33                                          61,356
--------------------------------------------------------------------------------
      306,477  AQ Finance Non-Improvement
               Trust, Series 2004 RN4,
               Class A, 4.60%, 7/25/34                                 305,223
--------------------------------------------------------------------------------
      253,125  AQ Finance Non-Improvement
               Trust, Series 2004 RN5,
               Class A, 5.19%, 6/29/34
               (Acquired 6/24/04,
               Cost $253,125)(5)                                       252,136
--------------------------------------------------------------------------------
      137,858  Argent Non-Improvement
               Trust, Series 2004 WN2,
               Class A, 4.55%, 4/25/34                                 137,970
--------------------------------------------------------------------------------
      257,896  Argent Non-Improvement
               Trust, Series 2004 WN8,
               Class A, 4.70%, 7/25/34                                 257,044
--------------------------------------------------------------------------------
      171,129  Argent Non-Improvement Trust,
               Series 2004 WN9, Class A,
               5.19%, 10/25/34 (Acquired
               9/9/04, Cost $171,123)(5)                               171,182
--------------------------------------------------------------------------------
      327,324  Argent Non-Improvement Trust,
               Series 2004 WN10, Class A,
               4.21%, 11/25/34 (Acquired
               10/19/04, Cost $327,324)(3)(5)                          327,103
--------------------------------------------------------------------------------
       53,184  Asset Backed Funding Corp.
               Non-Improvement Trust,
               Series 2003-1, Class N1,
               6.90%, 7/26/33                                           53,125
--------------------------------------------------------------------------------
      225,545  Asset Backed Funding Corp.
               Non-Improvement Trust,
               Series 2004 OPT4, Class N1,
               4.45%, 5/26/34(3)                                       224,343
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
  $ 5,100,000  Capital One Prime Auto
               Receivables Trust,
               Series 2004-2, Class A4,
               VRN, 2.87%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.06%
               with no caps(3)                                   $   5,106,604
--------------------------------------------------------------------------------
    1,879,645  Centex Home Equity,
               Series 2004 C, Class AF1,
               VRN, 2.82%, 4/1/05(3)                                 1,869,647
--------------------------------------------------------------------------------
       13,649  CIT RV Trust, Series 1998 A,
               Class A4 SEQ, 6.09%, 2/15/12                             13,668
--------------------------------------------------------------------------------
    4,900,000  CNH Equipment Trust,
               Series 2004 A, Class A3A,
               VRN, 2.88%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.07% and
               no caps(3)                                            4,905,312
--------------------------------------------------------------------------------
      258,961  Countrywide Asset-Backed
               Certificates, Series 2004-5N,
               Class N1, 5.50%, 10/25/35                               258,279
--------------------------------------------------------------------------------
    1,809,293  Countrywide Asset-Backed
               Certificates, Series 2004-11,
               Class A1, VRN, 3.04%, 4/25/05,
               resets monthly off
               the 1-month LIBOR
               plus 0.19% with no caps(3)                            1,811,133
--------------------------------------------------------------------------------
      213,064  Countrywide Asset-Backed
               Certificates, Series 2004-11N,
               Class N, 5.25%, 4/25/36
               (Acquired 10/27/04,
               Cost $212,950)(5)                                       212,242
--------------------------------------------------------------------------------
    4,797,911  Countrywide Asset-Backed
               Certificates, Series 2004-13,
               Class AV1, VRN, 2.99%,
               4/25/05, resets monthly off
               the 1-month LIBOR plus
               0.14% with no caps(3)                                 4,801,678
--------------------------------------------------------------------------------
    3,045,624  Countrywide Partnership Trust,
               Series 2004 EC1, Class 2A1,
               VRN, 3.02%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.17%
               with no caps(3)                                       3,048,030
--------------------------------------------------------------------------------
    1,300,000  Detroit Edison Securitization
               Funding LLC, Series 2001-1,
               Class A4 SEQ, 6.19%, 3/1/13(3)                        1,387,108
--------------------------------------------------------------------------------
    2,743,612  Equifirst Mortgage Loan Trust,
               Series 2004-3, Class A1, VRN,
               3.01%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.16%
               with no caps(3)                                       2,745,637
--------------------------------------------------------------------------------
      213,528  Finance America
               Non-Improvement Trust,
               Series 2004-1, Class A,
               5.25%, 6/27/34                                          212,472
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Diversified Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------
  $ 6,949,841  First Franklin Mortgage Loan
               Asset Backed Certificates,
               Series 2004 FF11, Class 2A1,
               VRN, 3.00%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.15%
               with no caps(3)                                   $   6,953,178
--------------------------------------------------------------------------------
    3,550,000  First Franklin Mortgage Loan
               Asset Backed Certificates,
               Series 2005 FF4, Class 2A1,
               VRN, 2.93%, 5/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.08% with
               no caps(2)                                            3,550,000
--------------------------------------------------------------------------------
      197,620  First Franklin Non-Improvement
               Trust, Series 2004 FF1,
               Class N1, 4.50%, 9/25/05                                197,317
--------------------------------------------------------------------------------
    1,500,000  Ford Credit Auto Owner Trust,
               Series 2002 A, Class B,
               4.79%, 11/15/06(3)                                    1,507,925
--------------------------------------------------------------------------------
   14,900,000  Ford Credit Floorplan Master
               Owner Trust, Series 2004-1,
               Class A, VRN, 2.85%, 4/15/05,
               resets monthly off the
               1-month LIBOR plus 0.04%
               with no caps(3)                                      14,915,660
--------------------------------------------------------------------------------
      227,360  Fremont Non-Improvement
               Trust, Series 2004 B, 4.70%,
               5/25/34 (Acquired 5/20/04,
               Cost $227,360)(5)                                       226,496
--------------------------------------------------------------------------------
    6,809,959  GE Corporate Aircraft
               Financing LLC, Series
               2004-1A, Class A1, VRN,
               2.94%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.09% with no
               caps (Acquired 10/5/04,
               Cost $6,809,959)(3)(5)                                6,809,959
--------------------------------------------------------------------------------
      297,479  GSAMP Non-Improvement
               Trust, Series 2004, Class N1,
               5.50%, 9/25/34 (Acquired
               9/20/04, Cost $297,611)(5)                              297,093
--------------------------------------------------------------------------------
      233,614  Long Beach Asset Holdings
               Corp., Series 2004-5, Class C
               and P, 5.00%, 9/25/34
               (Acquired 9/15/04,
               Cost $234,121)(5)                                       232,752
--------------------------------------------------------------------------------
      922,535  Long Beach Asset Holdings
               Corp., Series 2005-1, Class N1,
               4.12%, 2/25/35 (Acquired
               1/19/05, Cost $922,535)(3)(5)                           922,535
--------------------------------------------------------------------------------
       73,552  MASTR Non-Improvement
               Trust, Series 2004 CI3,
               Class N1, 4.45%, 2/26/34
               (Acquired 5/18/04,
               Cost $73,548)(5)                                         73,263
--------------------------------------------------------------------------------
       94,848  Merrill Lynch Mortgage
               Investors Inc., Series 2003
               OP1N, Class N1, 7.25%,
               7/25/34                                                  94,919
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
 $     48,317  Morgan Stanley ABS Capital I,
               Series 2004 NC2N,
               Class X and P, 6.25%,
               12/25/33 (Acquired 3/16/04,
               Cost $48,559)(5)                                  $      48,282
--------------------------------------------------------------------------------
    3,214,191  NovaStar Home Equity Loan,
               Series 2004-4, Class A2A,
               VRN, 3.04%, 4/25/05,
               resets monthly off the
               1-month LIBOR plus 0.19%
               with a cap of 11.00%(3)                               3,216,415
--------------------------------------------------------------------------------
    6,298,163  NovaStar Home Equity Loan,
               Series 2005-1, Class A2A,
               VRN, 2.97%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.12% with a
               cap of 11.00%(3)                                      6,303,126
--------------------------------------------------------------------------------
      315,577  NovaStar Non-Improvement
               Trust, Series 2004 N2,
               Class X, O and P, 4.46%,
               6/26/34 (Acquired 7/20/04,
               Cost $315,577)(3)(5)                                    313,954
--------------------------------------------------------------------------------
    9,743,840  Park Place Securities Inc.,
               Series 2004 WHQ2, Class A3B,
               VRN, 3.01%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.16%
               with no caps(3)                                       9,751,276
--------------------------------------------------------------------------------
    3,087,996  Residential Asset Mortgage
               Products Inc., Series 2004
               RS10, Class AII1, VRN,
               3.02%, 4/25/05, resets
               monthly off the 1-month
               LIBOR plus 0.17% with a
               cap of 14.00%(3)                                      3,090,367
--------------------------------------------------------------------------------
      590,000  Residential Asset Securities
               Corp., Series 2004 KS2,
               Class MI1, 4.71%, 3/25/34(3)                            568,727
--------------------------------------------------------------------------------
    5,686,195  Residential Asset Securities
               Corp., Series 2004 KS7,
               Class A2B1, VRN, 2.99%,
               4/25/05, resets monthly off
               the 1-month LIBOR plus
               0.14% with no caps(3)                                 5,691,153
--------------------------------------------------------------------------------
      265,996  Sail Net Interest Margin
               Notes, Series 2004-8A,
               Class A, 5.00%, 9/27/34
               (Acquired 9/13/04,
               Cost $266,577)(5)                                       264,792
--------------------------------------------------------------------------------
      198,474  Sail Net Interest Margin Notes,
               Series 2004 BNCA, Class A,
               5.00%, 9/27/34                                          198,918
--------------------------------------------------------------------------------
      316,115  Sharps SP I LLC Net Interest
               Margin Trust, Series 2004
               OP1N, Class NA, 5.19%,
               4/25/34 (Acquired 6/9/04,
               Cost $316,107)(5)                                       316,381
--------------------------------------------------------------------------------
    4,247,484  SLM Student Loan Trust,
               Series 2004-8, Class A1, VRN,
               2.69%, 4/25/05, resets
               quarterly off the 3-month
               LIBOR minus 0.01%
               with no caps(3)                                       4,250,308
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Diversified Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------
  $ 8,050,000  SLM Student Loan Trust,
               Series 2005-2, Class A1, VRN,
               2.73%, 4/25/05, resets
               quarterly off the 3-month
               LIBOR minus 0.02%
               with no caps(3)                                   $   8,040,951
--------------------------------------------------------------------------------
    4,730,000  Washington Mutual, Inc.,
               Series 2005 AR4, Class A4B,
               4.68%, 4/25/35(3)                                     4,694,525
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $115,293,181)                                                115,368,892
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 17.1%

    4,700,000  U.S. Treasury Bonds,
               8.00%, 11/15/21(4)                                    6,383,925
--------------------------------------------------------------------------------
   18,900,000  U.S. Treasury Bonds,
               6.25%, 8/15/23(4)                                    22,011,866
--------------------------------------------------------------------------------
    5,700,000  U.S. Treasury Bonds,
               6.125%, 11/15/27(4)                                   6,663,881
--------------------------------------------------------------------------------
    1,500,000  U.S. Treasury Bonds,
               5.50%, 8/15/28(4)                                     1,629,962
--------------------------------------------------------------------------------
   10,410,000  U.S. Treasury Bonds,
               5.375%, 2/15/31(4)                                   11,348,940
--------------------------------------------------------------------------------
   16,577,590  U.S. Treasury Inflation
               Indexed Notes,
               1.625%, 1/15/15(4)                                   16,337,995
--------------------------------------------------------------------------------
    9,250,000  U.S. Treasury Notes,
               4.00%, 6/15/09(4)                                     9,214,230
--------------------------------------------------------------------------------
    4,000,000  U.S. Treasury Notes,
               4.75%, 5/15/14(4)                                     4,076,252
--------------------------------------------------------------------------------
   12,850,000  U.S. Treasury Notes,
               4.25%, 8/15/14(4)                                    12,605,053
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $90,493,211)                                                  90,272,104
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 13.4%

   35,019,000  Bear Stearns Commercial
               Mortgage Securities
               STRIPS - COUPON,
               Series 2004 T16, Class X2,
               VRN, 0.97%, 4/1/05(3)                                 1,460,151
--------------------------------------------------------------------------------
    6,575,500  Bear Stearns Commercial
               Mortgage Securities,
               Series 2004 BA5A, Class A1,
               VRN, 2.94%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.13% with no
               caps (Acquired 12/15/04,
               Cost $6,575,500)(3)(5)                                6,579,465
--------------------------------------------------------------------------------
   28,652,874  Banc of America Commercial
               Mortgage Inc.
               STRIPS - COUPON,
               Series 2004-1, Class XP, VRN,
               0.96%, 4/1/05(3)                                        810,504
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------
  $ 1,900,000  Banc of America Large Loan,
               Series 2005 BOCA, Class A1,
               VRN, 2.95%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.12% with no
               caps (Acquired 3/4/05,
               Cost $1,900,000)(3)(5)                            $   1,900,000
--------------------------------------------------------------------------------
    7,656,000  Bank of America Mortgage
               Securities, Series 2004 F,
               Class 2A5, VRN, 4.17%,
               4/1/05(3)                                             7,496,564
--------------------------------------------------------------------------------
    6,586,548  Citigroup Commercial
               Mortgage Trust,
               Series 2004 FL1, Class A1,
               VRN, 2.94%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.13%
               with no caps(3)                                       6,596,605
--------------------------------------------------------------------------------
   22,902,346  Commercial Mortgage
               Acceptance Corp.
               STRIPS - COUPON,
               Series 1998 C2, Class X,
               VRN, 1.16%, 4/1/05(3)                                   859,296
--------------------------------------------------------------------------------
    2,626,868  Commercial Mortgage
               Pass-Through Certificates,
               Series 2004 HTL1, Class A1,
               VRN, 3.05%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.24%
               with no caps(3)                                       2,631,003
--------------------------------------------------------------------------------
    4,800,000  Commercial Mortgage
               Pass-Through Certificates,
               Series 2005 F10A, Class A1,
               VRN, 2.95%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.10% with
               no caps (Acquired 3/18/05,
               Cost $4,800,000)(3)(5)                                4,797,000
--------------------------------------------------------------------------------
      425,408  First Union National Bank
               Commercial Mortgage,
               Series 2001 C3, Class A1 SEQ,
               5.20%, 8/15/33(3)                                       429,269
--------------------------------------------------------------------------------
       58,928  FNMA, Series 1989-35,
               Class G SEQ, 9.50%, 7/25/19                              63,572
--------------------------------------------------------------------------------
    8,064,569  FNMA, Series 2004 T1,
               Class 1A2, 6.50%, 1/25/44                             8,336,764
--------------------------------------------------------------------------------
    5,074,850  FHLMC, Series 2005-2937,
               Class KA, 4.50%, 12/15/14                             5,096,844
--------------------------------------------------------------------------------
    1,547,848  GMAC Commercial Mortgage
               Securities Inc., Series 2002 C2,
               Class A1 SEQ, 4.32%, 10/15/38(3)                      1,553,794
--------------------------------------------------------------------------------
    5,400,000  LB-UBS Commercial
               Mortgage Trust, Series
               2003 C5, Class A2 SEQ,
               3.48%, 7/15/27(3)                                     5,245,846
--------------------------------------------------------------------------------
    1,019,197  MASTR Alternative Loans Trust,
               Series 2003-8, Class 4A1,
               7.00%, 12/25/33(3)                                    1,039,417
--------------------------------------------------------------------------------
      412,244  Nationslink Funding Corp.,
               Series 1998-2, Class A1 SEQ,
               6.00%, 8/20/30(3)                                       415,312
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

Diversified Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------
  $ 3,000,000  Wachovia Bank Commercial
               Mortgage Trust, Series 2005
               WL5A, Class A1, VRN,
               2.85%, 4/15/05, resets
               monthly off the 1-month
               LIBOR plus 0.10% with
               no caps (Acquired 3/24/05,
               Cost $3,000,000)(2)(5)                            $   3,000,000
--------------------------------------------------------------------------------
    3,750,000  Washington Mutual,
               Series 2004 AR4, Class A6,
               3.81%, 6/25/34(3)                                     3,628,508
--------------------------------------------------------------------------------
    3,500,000  Washington Mutual,
               Series 2004 AR9, Class A6,
               4.28%, 8/25/34(3)                                     3,429,031
--------------------------------------------------------------------------------
    5,500,000  Washington Mutual,
               Series 2004 AR9, Class A7,
               VRN, 4.22%, 4/1/05(3)                                 5,404,614
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $71,250,258)                                                  70,773,559
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 10.2%

   15,900,000  FNMA, 5.25%, 4/15/07(3)                              16,280,853
--------------------------------------------------------------------------------
    7,990,000  FNMA, 3.00%, 8/15/07(3)                               7,798,783
--------------------------------------------------------------------------------
    3,500,000  FNMA, 6.625%, 10/15/07(3)                             3,713,220
--------------------------------------------------------------------------------
   14,400,000  FNMA, 5.75%, 2/15/08                                 15,009,869
--------------------------------------------------------------------------------
    5,200,000  FNMA, 6.125%, 3/15/12(4)                              5,634,684
--------------------------------------------------------------------------------
    5,575,000  FNMA, 4.625%, 10/15/14(4)                             5,468,194
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $54,629,718)                                                  53,905,603
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.4%

    1,500,000  United Mexican States
               5.875%, 1/15/14(4)                                    1,492,500
--------------------------------------------------------------------------------
      390,000  United Mexican States
               6.75%, 9/27/34                                          381,615
--------------------------------------------------------------------------------
TOTAL SOVEREIGN
GOVERNMENTS & AGENCIES
(Cost $1,952,209)                                                    1,874,115
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 0.3%

  $ 1,650,000  Illinois GO, (Taxable Pension),
               5.10%, 6/1/33(3)
(Cost $1,650,000)                                                $   1,588,340
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.8%

   20,300,000  FHLMC Discount Notes,
               2.54%, 4/1/05(3)(6)
(Cost $20,300,000)                                                  20,300,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(7) -- 13.7%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.85%, dated 3/31/05,
due 4/1/05 (Delivery value $13,211,374)                             13,210,328
--------------------------------------------------------------------------------
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S Government
Agency obligations in a pooled account
at the lending agent), 2.76%, dated 3/31/05,
due 4/1/05 (Delivery value $14,259,263)                             14,258,170
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.875%, dated 3/31/05,
due 4/1/05 (Delivery value $45,003,594)                             45,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $72,468,498)                                                  72,468,498
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 137.4%
(Cost $728,184,358)                                                727,046,593
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (37.4)%                                        (197,857,657)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $ 529,188,936
================================================================================

See Notes to Financial Statements.                                   (continued)

------
12

Diversified Bond - Schedule of Investments

MARCH 31, 2005

FUTURES CONTRACTS*

                                   Expiration     Underlying Face   Unrealized
       Contracts Purchased            Date        Amount at Value      Loss
--------------------------------------------------------------------------------
131  U.S. Treasury 10-Year Notes    June 2005       $14,313,797     $(100,373)
                                                ================================

                                   Expiration     Underlying Face   Unrealized
        Contracts Sold                Date        Amount at Value      Gain
--------------------------------------------------------------------------------
615  U.S. Treasury 2-Year Notes     June 2005      $127,237,734      $338,488
--------------------------------------------------------------------------------
262  U.S. Treasury 5-Year Notes     June 2005       28,058,563        146,317
--------------------------------------------------------------------------------
                                                   $155,296,297     $484,805
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

Notional
Amount       Description of Agreement                   Expiration Date    Unrealized Loss
-------------------------------------------------------------------------------------------
$9,500,000   Receive semiannually a fixed rate equal    September 2007       $(229,078)
             to 3.24375% and pay quarterly a variable                     =================
             rate based on the 3-month LIBOR
             with Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

ABSC = Asset-Backed Securities Corp.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) When-issued security or forward commitment.

(3) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, futures contracts and/or swap agreements.

(4) Security, or a portion thereof, was on loan as of March 31, 2005.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at March 31, 2005, was
    $43,169,467, which represented 8.2% of net assets.

(6) The rate indicated is the yield to maturity at purchase.

(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
13

High-Yield - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                         ------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE      INCEPTION
                              1 YEAR       5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                5.17%        3.33%        2.89%        9/30/97
--------------------------------------------------------------------------------
CSFB HIGH YIELD INDEX II      7.84%        8.22%        6.01%           --
--------------------------------------------------------------------------------
LIPPER HIGH CURRENT
YIELD FUNDS
AVERAGE RETURN(1)             6.30%        5.09%        3.49%           --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking(1)(2)        302 of 415   228 of 284   116 of 165        --
--------------------------------------------------------------------------------
Institutional Class            --           --          4.53%(3)      8/2/04
--------------------------------------------------------------------------------
Advisor Class                 4.91%         --          8.68%(4)      3/8/02
--------------------------------------------------------------------------------
A Class                                                              1/31/03
   No sales charge*           4.91%         --         11.05%(4)
   With sales charge*         0.17%         --          8.72%(4)
--------------------------------------------------------------------------------
B Class                                                              1/31/03
   No sales charge*           4.13%         --         10.23%(4)
   With sales charge*         0.13%         --          8.98%(4)
--------------------------------------------------------------------------------
C Class                       4.13%         --          7.54%       12/10/01
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by
    Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc. -- A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(3) Returns for periods less than one year are not annualized.

(4) Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the periods.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
14

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended March 31
---------------------------------------------------------------------------------------
                           1998*   1999    2000    2001    2002   2003    2004   2005
---------------------------------------------------------------------------------------
Investor Class             6.76%  -2.41%   0.90%  -8.15%  -0.33%  5.90%  15.53%  5.17%
---------------------------------------------------------------------------------------
CSFB High Yield Index II   5.29%  -0.73%  -0.10%   0.75%   3.41%  7.52%  22.86%  7.84%
---------------------------------------------------------------------------------------
* From 9/30/97, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
15

High-Yield - Portfolio Commentary

PORTFOLIO MANAGER: MICHAEL DIFLEY

RETURN SUMMARY & PERSPECTIVE

High-Yield returned 5.17%* for the fiscal year ended March 31, 2005, as economic uncertainty combined with inflation fears and rising interest rates helped to foster bond market volatility. By comparison, the fund's benchmark returned
7.84%, while the average return of Lipper's High Current Yield Funds was 6.30%.
(Please see pages 14 and 15.)

The lowest credit quality corporate high-yield bonds outperformed higher-rated securities during the 12 months as global defaults by issuers trended lower and higher yields became more important to investors than credit quality. We talk about the strategies that we employed in that environment in the Portfolio
Positioning and Strategy section on the next page.

ECONOMIC & MARKET PERSPECTIVE

U.S. economic growth during the fiscal year was moderate, restrained by escalating energy prices and rising short-term interest rates. Crude oil spurted
55% higher to over $55 a barrel, fueling concerns about higher inflation and a global economic slowdown (consumer and business spending were expected to decline as energy costs soared). Real annualized gross domestic product (GDP) in the U.S. was between 3.3% and 4.0% in the last three quarters of 2004, and the government's initial estimate of first-quarter 2005 GDP was 3.1%.

As the economic outlook softened, the Treasury yield curve "flattened." To fight inflation, the Federal Reserve (the Fed) raised its overnight interest rate target seven times (the most since 1994-95) from 1% to 2.75%. Shorter-maturity notes like the five-year Treasury suffered price declines as their yields rose with the Fed's rate hikes. The five-year Treasury yield increased by almost 1.4 percentage points during the fiscal year.

But the 30-year Treasury yield confounded the Fed and investors by FALLING 0.01 point, reducing the difference between long- and short-maturity yields and flattening the yield curve. That helped long-maturity/duration bonds enjoy price gains and generally outperform shorter-maturity/duration notes.

Credit quality also affected performance--lower-quality, higher-yielding bonds tended to outperform investment-grade debt. And higher-yielding sectors of the investment-grade market, including mortgage-backed and corporate securities, generally outperformed lower-yielding U.S. government debt.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                        AS OF 3/31/05         AS OF 3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  6.6 years             6.8 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               4.1 years             3.9 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor                                                         6.39%
--------------------------------------------------------------------------------
Institutional                                                    6.62%
--------------------------------------------------------------------------------
Advisor                                                          6.07%
--------------------------------------------------------------------------------
A Class                                                          5.83%
--------------------------------------------------------------------------------
B Class                                                          5.35%
--------------------------------------------------------------------------------
C Class                                                          5.35%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary
 are for Investor Class shares.                                      (continued)

------
16

High-Yield - Portfolio Commentary

PORTFOLIO POSITIONING & STRATEGY

Corporate high-yield bonds--which tend to act like a mix of stocks and bonds--performed well for the 12 months while outpacing the overall gains produced by high-credit-quality bonds such as U.S. Treasurys. Within the corporate high-yield bond spectrum, securities carrying triple-C or lower ratings returned more than 10%, compared with gains of less than half that much for securities rated double-B. Single-B corporate high-yield bond returns finished between those two extremes.

We continued to emphasize bonds with single- and double-B ratings as we searched for what we believed to be attractively valued securities. From an industry standpoint, one particularly beneficial call was to avoid air transportation. As a group, corporate high-yield bonds in this category tumbled more than 4% for the fiscal year.

On the other end of the performance spectrum, chemical-related and telecommunications bonds turned in solid results. Within those areas, we owned securities from Huntsman ICI Chemicals, Lyondell Chemical Co., AT&T Corp., and
Nextel Partners Inc.

The results of our strategies on the portfolio's composition by credit rating show up in the table at bottom left. As the table illustrates, corporate high-yield bonds with single-B ratings represented 54% of the portfolio at the end of March, while double-B-rated securities represented 31%, and unrated and all-C bonds represented 7%.

OUR COMMITMENT

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt instruments. We remain committed to
High-Yield's objective and will endeavor to do so by continuing to emphasize high-yield corporate bonds and other debt instruments for the portfolio.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
AAA                                          7%                    8%
--------------------------------------------------------------------------------
BBB                                          1%                    1%
--------------------------------------------------------------------------------
BB                                          31%                   28%
--------------------------------------------------------------------------------
B                                           54%                   55%
--------------------------------------------------------------------------------
CCC or lower                                 6%                    8%
--------------------------------------------------------------------------------
Unrated                                      1%                    --
--------------------------------------------------------------------------------

TOP FIVE INDUSTRIES* AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                           AS OF                 AS OF
                                          3/31/05               9/30/04
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                  11.7%                 11.9%
--------------------------------------------------------------------------------
Media                                       9.0%                 10.0%
--------------------------------------------------------------------------------
Oil & Gas                                   7.6%                  5.9%
--------------------------------------------------------------------------------
Household Durables                          5.1%                  6.6%
--------------------------------------------------------------------------------
Diversified
Telecommunication
Services                                   4.5%                   1.7%
--------------------------------------------------------------------------------

*Excludes securities in the Diversified industry category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

------
17

High-Yield - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 91.4%

AEROSPACE & DEFENSE -- 0.6%
--------------------------------------------------------------------------------
 $    400,000  K&F Acquisition Inc.,
               7.75%, 11/15/14 (Acquired
               11/5/04, Cost $404,875)(1)                         $    390,000
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.7%
--------------------------------------------------------------------------------
      450,000  Visteon Corp., 8.25%, 8/1/10                            429,750
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
      750,000  MAAX Corp., 9.75%, 6/15/12                              768,750
--------------------------------------------------------------------------------
      250,000  Nortek Inc., 8.50%, 9/1/14                              242,500
--------------------------------------------------------------------------------
                                                                     1,011,250
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.8%
--------------------------------------------------------------------------------
      500,000  Refco Finance Holdings LLC,
               9.00%, 8/1/12 (Acquired
               7/22/04, Cost $500,000)(1)                              532,500
--------------------------------------------------------------------------------

CHEMICALS -- 2.8%
--------------------------------------------------------------------------------
      850,000  Huntsman ICI Chemicals,
               10.125%, 7/1/09                                         888,250
--------------------------------------------------------------------------------
       46,000  IMC Global Inc.,
               10.875%, 6/1/08                                          52,900
--------------------------------------------------------------------------------
      750,000  Lyondell Chemical Co.,
               9.50%, 12/15/08                                         806,250
--------------------------------------------------------------------------------
       46,000  Millennium America Inc.,
               9.25%, 6/15/08(2)                                        49,565
--------------------------------------------------------------------------------
                                                                     1,796,965
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.4%
--------------------------------------------------------------------------------
      750,000  Allied Waste North America, Inc.,
               6.375%, 4/15/11                                         701,250
--------------------------------------------------------------------------------
      650,000  Casella Waste Systems Inc.,
               9.75%, 2/1/13                                           718,250
--------------------------------------------------------------------------------
      600,000  Cenveo Corp.,
               7.875%, 12/1/13(2)                                      538,500
--------------------------------------------------------------------------------
      250,000  Corrections Corp. of America,
               6.25%, 3/15/13 (Acquired
               3/8/05, Cost $250,000)(1)                               241,250
--------------------------------------------------------------------------------
                                                                     2,199,250
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.1%
--------------------------------------------------------------------------------
      500,000  Lucent Technologies Inc.,
               7.25%, 7/15/06                                          513,750
--------------------------------------------------------------------------------
      250,000  Lucent Technologies Inc.,
               6.45%, 3/15/29(2)                                       216,875
--------------------------------------------------------------------------------
                                                                       730,625
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
      500,000  Xerox Corp., 6.875%, 8/15/11(2)                         511,875
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 1.3%
--------------------------------------------------------------------------------
      400,000  ACIH Inc., 0.00%, 12/15/07
               (Acquired 12/21/04,
               Cost $287,164)(1)(3)                                    284,000
--------------------------------------------------------------------------------
      500,000  Associated Materials Inc.,
               9.75%, 4/15/12                                          540,000
--------------------------------------------------------------------------------
                                                                       824,000
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 2.2%
--------------------------------------------------------------------------------
  $   350,000  Ball Corp., 7.75%, 8/1/06                          $    362,688
--------------------------------------------------------------------------------
      250,000  BWAY Corp., 10.00%, 10/15/10                            266,875
--------------------------------------------------------------------------------
      250,000  Graham Packaging Co. Inc.,
               8.50%, 10/15/12
               (Acquired 9/29/04,
               Cost $250,000)(1)                                       251,250
--------------------------------------------------------------------------------
      500,000  Graham Packaging Co. Inc.,
               9.875%, 10/15/14
               (Acquired 9/29/04,
               Cost $505,625)(1)(2)                                    502,500
--------------------------------------------------------------------------------
                                                                     1,383,313
--------------------------------------------------------------------------------

DISTRIBUTORS -- 0.8%
--------------------------------------------------------------------------------
      500,000  Amscan Holdings Inc.,
               8.75%, 5/1/14(2)                                        487,500
--------------------------------------------------------------------------------

DIVERSIFIED -- 4.6%
--------------------------------------------------------------------------------
    2,821,394  Lehman Brothers TRAINS(reg.sm),
               Series 2004-1, 8.21%, 8/1/15
               (Acquired 4/28/04,
               Cost $3,022,447)(1)(2)                                2,935,879
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------
      750,000  General Motors Acceptance
               Corp., 6.125%, 8/28/07(2)                               731,735
--------------------------------------------------------------------------------
      125,000  General Motors Acceptance
               Corp., 6.75%, 12/1/14(2)                                108,158
--------------------------------------------------------------------------------
                                                                       839,893
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 4.5%
--------------------------------------------------------------------------------
      550,000  AT&T Corp., 9.05%, 11/15/11                             627,688
--------------------------------------------------------------------------------
      250,000  Intelsat Ltd., 6.50%, 11/1/13(2)                        201,875
--------------------------------------------------------------------------------
      250,000  Intelsat Ltd., 8.25%, 1/15/13
               (Acquired 1/24/05,
               Cost $250,000)(1)                                       253,750
--------------------------------------------------------------------------------
      250,000  Intelsat Ltd., 8.625%, 1/15/15
               (Acquired 1/24/05,
               Cost $250,000)(1)                                       256,250
--------------------------------------------------------------------------------
      300,000  MCI Inc., 8.74%, 5/1/14(2)                               330,750
--------------------------------------------------------------------------------
      250,000  Qwest Capital Funding Inc.,
               7.75%, 8/15/06(2)                                       254,063
--------------------------------------------------------------------------------
      300,000  Qwest Corp., 7.875%, 9/1/11
               (Acquired 1/27/05,
               Cost $321,000)(1)                                       310,500
--------------------------------------------------------------------------------
      550,000  Qwest Services Corp.,
               14.00%, 12/15/10
               (Acquired 5/21/03-7/24/03,
               Cost $618,500)(1)                                       639,374
--------------------------------------------------------------------------------
                                                                     2,874,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
18

High-Yield - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.9%
--------------------------------------------------------------------------------
 $    800,000  MSW Energy Holdings LLC,
               8.50%, 9/1/10                                      $    844,000
--------------------------------------------------------------------------------
      469,000  NRG Energy Inc., 8.00%,
               12/15/13 (Acquired 12/17/03,
               Cost $469,000)(1)                                       498,313
--------------------------------------------------------------------------------
      500,000  Texas Genco LLC, 6.875%,
               12/15/14 (Acquired 12/8/04,
               Cost $514,500)(1)(2)                                    503,750
--------------------------------------------------------------------------------
                                                                     1,846,063
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
      400,000  Solectron Corp.,
               9.625%, 2/15/09                                         433,000
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 2.5%
--------------------------------------------------------------------------------
      600,000  Hanover Compressor Co.,
               8.625%, 12/15/10                                        630,000
--------------------------------------------------------------------------------
      570,000  Newpark Resources,
               8.625%, 12/15/07                                        567,150
--------------------------------------------------------------------------------
      400,000  Universal Compression Inc.,
               7.25%, 5/15/10                                          411,000
--------------------------------------------------------------------------------
                                                                     1,608,150
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
      500,000  Ingles Markets, Inc.,
               8.875%, 12/1/11(2)                                      515,000
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
       34,883  Dole Food Company, Inc.,
               8.875%, 3/15/11(2)                                       37,674
--------------------------------------------------------------------------------
      500,000  Hines Nurseries Inc.,
               10.25%, 10/1/11                                         542,500
--------------------------------------------------------------------------------
                                                                       580,174
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
--------------------------------------------------------------------------------
      760,000  Sybron Dental Specialties Inc.,
               8.125%, 6/15/12                                         818,900
--------------------------------------------------------------------------------
      650,000  Universal Hospital Services Inc.,
               10.125%, 11/1/11                                        669,500
--------------------------------------------------------------------------------
                                                                     1,488,400
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 3.0%
--------------------------------------------------------------------------------
      500,000  Alliance Imaging Inc., 7.25%,
               12/15/12 (Acquired 12/9/04,
               Cost $500,000)(1)                                       475,000
--------------------------------------------------------------------------------
      750,000  Genesis HealthCare Corp.,
               8.00%, 10/15/13(2)                                      821,250
--------------------------------------------------------------------------------
      600,000  HCA Inc., 6.95%, 5/1/12                                 625,774
--------------------------------------------------------------------------------
                                                                     1,922,024
--------------------------------------------------------------------------------

Principal Amount                                                     Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 11.7%
--------------------------------------------------------------------------------
 $    500,000  Equinox Holdings Inc.,
               9.00%, 12/15/09(2)                                 $    527,500
--------------------------------------------------------------------------------
      500,000  Herbst Gaming Inc.,
               8.125%, 6/1/12                                          522,500
--------------------------------------------------------------------------------
      100,000  Herbst Gaming Inc., 7.00%,
               11/15/14 (Acquired 11/5/04,
               Cost $100,000)(1)(2)                                    100,000
--------------------------------------------------------------------------------
      650,000  Intrawest Corp.,
               7.50%, 10/15/13                                         654,875
--------------------------------------------------------------------------------
      625,000  Mohegan Tribal Gaming Auth.,
               6.375%, 7/15/09                                         623,438
--------------------------------------------------------------------------------
      400,000  Park Place Entertainment Corp.,
               7.875%, 12/15/05                                        409,500
--------------------------------------------------------------------------------
      650,000  Park Place Entertainment Corp.,
               9.375%, 2/15/07                                         693,063
--------------------------------------------------------------------------------
      650,000  Penn National Gaming Inc.,
               8.875%, 3/15/10                                         692,250
--------------------------------------------------------------------------------
      900,000  Resorts International Hotel and
               Casino Inc., 11.50%, 3/15/09                          1,029,374
--------------------------------------------------------------------------------
      500,000  Starwood Hotels &
               Resorts Worldwide Inc.,
               7.875%, 5/1/12(2)                                       548,750
--------------------------------------------------------------------------------
      300,000  Starwood Hotels &
               Resorts Worldwide Inc.,
               7.375%, 11/15/15                                        324,000
--------------------------------------------------------------------------------
      850,000  Trump Holdings & Funding,
               12.625%, 3/15/10(4)                                     928,624
--------------------------------------------------------------------------------
      500,000  Wynn Las Vegas LLC,
               6.625%, 12/1/14 (Acquired
               11/22/04, Cost $500,000)(1)                             477,500
--------------------------------------------------------------------------------
                                                                     7,531,374
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 5.1%
--------------------------------------------------------------------------------
      250,000  Beazer Homes USA Inc.,
               8.375%, 4/15/12                                         266,250
--------------------------------------------------------------------------------
      500,000  D.R. Horton Inc.,
               7.875%, 8/15/11                                         548,796
--------------------------------------------------------------------------------
      500,000  KB Home, 6.375%, 8/15/11                                509,219
--------------------------------------------------------------------------------
      500,000  Sealy Mattress Co.,
               8.25%, 6/15/14                                          523,750
--------------------------------------------------------------------------------
      750,000  WCI Communities Inc.,
               10.625%, 2/15/11(2)                                     816,562
--------------------------------------------------------------------------------
      550,000  William Lyon Homes Inc.,
               10.75%, 4/1/13                                          607,750
--------------------------------------------------------------------------------
                                                                     3,272,327
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
19

High-Yield - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

MEDIA -- 9.0%
--------------------------------------------------------------------------------
 $    200,000  Cablevision Systems Corp.,
               8.00%, 4/15/12 (Acquired
               3/30/04, Cost $200,000)(1)                         $    206,500
--------------------------------------------------------------------------------
      350,000  Cadmus Communications Corp.,
               8.375%, 6/15/14                                         367,500
--------------------------------------------------------------------------------
      500,000  Cinemark Inc.,
               0.00%, 3/15/09(3)                                       357,500
--------------------------------------------------------------------------------
      500,000  CSC Holdings Inc.,
               7.875%, 12/15/07                                        522,500
--------------------------------------------------------------------------------
      250,000  CSC Holdings Inc., 6.75%,
               4/15/12 (Acquired 8/5/04,
               Cost $241,250)(1)                                       249,375
--------------------------------------------------------------------------------
      500,000  Dex Media Inc.,
               8.00%, 11/15/13(2)                                      520,000
--------------------------------------------------------------------------------
      500,000  Dex Media Inc.,
               0.00%, 11/15/08(2)(3)                                   382,500
--------------------------------------------------------------------------------
      500,000  Echostar DBS Corp.,
               6.375%, 10/1/11(2)                                      492,500
--------------------------------------------------------------------------------
      250,000  Fisher Communications, Inc.,
               8.625%, 9/15/14                                         268,750
--------------------------------------------------------------------------------
      800,000  Imax Corp., 9.625%, 12/1/10                             859,999
--------------------------------------------------------------------------------
      500,000  Mediacom LLC, 9.50%, 1/15/13                            501,250
--------------------------------------------------------------------------------
      500,000  PanAmSat Corp.,
               9.00%, 8/15/14(2)                                       530,000
--------------------------------------------------------------------------------
      500,000  Primedia Inc., 8.875%, 5/15/11                          523,750
--------------------------------------------------------------------------------
                                                                     5,782,124
--------------------------------------------------------------------------------

METALS & MINING -- 1.6%
--------------------------------------------------------------------------------
      550,000  IPSCO Inc., 8.75%, 6/1/13                               614,625
--------------------------------------------------------------------------------
      400,000  Massey Energy Co.,
               6.625%, 11/15/10                                        404,000
--------------------------------------------------------------------------------
                                                                     1,018,625
--------------------------------------------------------------------------------

MULTI-UTILITIES &
UNREGULATED POWER -- 1.6%
--------------------------------------------------------------------------------
      450,000  AES Corp. (The),
               8.875%, 2/15/11(2)                                      489,375
--------------------------------------------------------------------------------
      500,000  AES Corp. (The), 8.75%,
               5/15/13 (Acquired 5/1/03,
               Cost $500,000)(1)                                       547,500
--------------------------------------------------------------------------------
                                                                     1,036,875
--------------------------------------------------------------------------------

OIL & GAS -- 7.6%
--------------------------------------------------------------------------------
      600,000  Chesapeake Energy Corp.,
               7.50%, 6/15/14(2)                                       637,500
--------------------------------------------------------------------------------
      500,000  Citgo Petroleum Corp.,
               6.00%, 10/15/11                                         496,250
--------------------------------------------------------------------------------
      850,000  El Paso Corp.,
               7.875%, 6/15/12(2)                                      850,000
--------------------------------------------------------------------------------
      650,000  Forest Oil Corp.,
               7.75%, 5/1/14(2)                                        692,250
--------------------------------------------------------------------------------
      390,000  Magnum Hunter Resources Inc.,
               9.60%, 3/15/12(2)                                       438,750
--------------------------------------------------------------------------------
      400,000  Pacific Energy Partners
               L.P./Pacific Energy Finance
               Corp., 7.125%, 6/15/14                                  416,000
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

 $    500,000  Range Resources Corp.,
               7.375%, 7/15/13                                    $    512,500
--------------------------------------------------------------------------------
      500,000  Williams Companies Inc.,
               8.125%, 3/15/12                                         550,000
--------------------------------------------------------------------------------
      250,000  Williams Companies Inc.,
               7.875%, 9/1/21                                          273,750
--------------------------------------------------------------------------------
                                                                     4,867,000
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 3.4%
--------------------------------------------------------------------------------
      550,000  Boise Cascade LLC, 7.125%,
               10/15/14 (Acquired
               10/15/04-2/15/05,
               Cost $573,250)(1)                                       559,625
--------------------------------------------------------------------------------
      500,000  Georgia-Pacific Corp.,
               7.70%, 6/15/15(2)                                       550,625
--------------------------------------------------------------------------------
      500,000  Norske Skog Canada Ltd.,
               7.375%, 3/1/14(2)                                       487,500
--------------------------------------------------------------------------------
      250,000  Tembec Industries Inc.,
               8.625%, 6/30/09(2)                                      242,500
--------------------------------------------------------------------------------
      350,000  Tembec Industries Inc.,
               7.75%, 3/15/12(2)                                       320,250
--------------------------------------------------------------------------------
                                                                     2,160,500
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
      360,000  WH Holdings Ltd./WH Capital
               Corp., 9.50%, 4/1/11                                    390,600
--------------------------------------------------------------------------------

REAL ESTATE -- 0.3%
--------------------------------------------------------------------------------
      162,000  CB Richard Ellis Services Inc.,
               9.75%, 5/15/10                                          183,870
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
      500,000  Amkor Technology Inc.,
               7.75%, 5/15/13                                          422,500
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 3.7%
--------------------------------------------------------------------------------
      700,000  Asbury Automotive Group Inc.,
               9.00%, 6/15/12(2)                                       717,500
--------------------------------------------------------------------------------
      200,000  Asbury Automotive Group Inc.,
               8.00%, 3/15/14                                          195,000
--------------------------------------------------------------------------------
      600,000  Couche-Tard U.S.
               L.P./Couche-Tard Finance
               Corp., 7.50%, 12/15/13                                  633,000
--------------------------------------------------------------------------------
      350,000  Toys "R" Us, Inc.,
               7.375%, 10/15/18(2)                                     294,000
--------------------------------------------------------------------------------
      500,000  United Auto Group, Inc.,
               9.625%, 3/15/12                                         530,000
--------------------------------------------------------------------------------
                                                                     2,369,500
--------------------------------------------------------------------------------

TEXTILES, APPAREL
& LUXURY GOODS -- 0.9%
--------------------------------------------------------------------------------
      550,000  Perry Ellis International Inc.,
                8.875%, 9/15/13                                        569,250
--------------------------------------------------------------------------------

TRADING COMPANIES
& DISTRIBUTORS -- 1.4%
--------------------------------------------------------------------------------
      900,000  United Rentals North
               America Inc., 6.50%, 2/15/12                            879,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
20

High-Yield - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                     Value
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 4.3%
--------------------------------------------------------------------------------
 $    500,000  Nextel Communications Inc.,
               7.375%, 8/1/15                                     $    530,625
--------------------------------------------------------------------------------
      400,000  Nextel Partners Inc.,
               8.125%, 7/1/11(2)                                       427,000
--------------------------------------------------------------------------------
      650,000  Rogers Wireless
               Communications Inc.,
               7.25%, 12/15/12                                         666,250
--------------------------------------------------------------------------------
      300,000  Rogers Wireless
               Communications Inc.,
               7.50%, 3/15/15(2)                                       311,250
--------------------------------------------------------------------------------
      500,000  SBA Communications Corp.,
               8.50%, 12/1/12 (Acquired
               12/1/04, Cost $500,000)(1)                              520,000
--------------------------------------------------------------------------------
      300,000  Ubiquitel Inc., 9.875%, 3/1/11                          332,250
--------------------------------------------------------------------------------
                                                                     2,787,375
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $57,409,030)                                                  58,611,531
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 6.9%

    4,400,000  FHLMC Discount Notes,
               2.54%, 4/1/05(5)
(Cost $4,400,000)                                                    4,400,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(6) -- 23.5%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.85%, dated 3/31/05,
due 4/1/05 (Delivery value $5,096,941)                               5,096,538
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.875%, dated 3/31/05,
due 4/1/05 (Delivery value $10,000,799)                             10,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $15,096,538)                                                  15,096,538
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.8%
(Cost $76,905,568)                                                  78,108,069
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (21.8)%                                         (13,983,859)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $ 64,124,210
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at March 31, 2005, was
    $10,734,816, which represented 16.7% of net assets. None of the restricted securities were considered illiquid.

(2) Security, or a portion thereof, was on loan as of March 31, 2005.

(3) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective March 31, 2005.

(4) Security is in default.

(5) The rate indicated is the yield to maturity at purchase.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
21

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
22

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE     10/1/04 --       EXPENSE
                       10/1/04         3/31/05          3/31/05        RATIO*
--------------------------------------------------------------------------------
DIVERSIFIED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000         $1,006.70          $3.10          0.62%
--------------------------------------------------------------------------------
Institutional Class    $1,000         $1,007.70          $2.10          0.42%
--------------------------------------------------------------------------------
Advisor Class          $1,000         $1,005.50          $4.35          0.87%
--------------------------------------------------------------------------------
A Class                $1,000         $1,005.40          $4.35          0.87%
--------------------------------------------------------------------------------
B Class                $1,000         $1,001.70          $8.08          1.62%
--------------------------------------------------------------------------------
C Class                $1,000         $1,001.70          $8.08          1.62%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000         $1,021.84          $3.13          0.62%
--------------------------------------------------------------------------------
Institutional Class    $1,000         $1,022.84          $2.12          0.42%
--------------------------------------------------------------------------------
Advisor Class          $1,000         $1,020.59          $4.38          0.87%
--------------------------------------------------------------------------------
A Class                $1,000         $1,020.59          $4.38          0.87%
--------------------------------------------------------------------------------
B Class                $1,000         $1,016.85          $8.15          1.62%
--------------------------------------------------------------------------------
C Class                $1,000         $1,016.85          $8.15          1.62%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
23

Shareholder Fee Examples (Unaudited)
--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE     10/1/04 --       EXPENSE
                       10/1/04         3/31/05          3/31/05        RATIO*
--------------------------------------------------------------------------------
HIGH-YIELD SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000         $1,014.30          $4.37          0.87%
--------------------------------------------------------------------------------
Institutional Class    $1,000         $1,015.30          $3.37          0.67%
--------------------------------------------------------------------------------
Advisor Class          $1,000         $1,013.00          $5.62          1.12%
--------------------------------------------------------------------------------
A Class                $1,000         $1,013.00          $5.62          1.12%
--------------------------------------------------------------------------------
B Class                $1,000         $1,009.20          $9.37          1.87%
--------------------------------------------------------------------------------
C Class                $1,000         $1,009.20          $9.37          1.87%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000         $1,020.59          $4.38          0.87%
--------------------------------------------------------------------------------
Institutional Class    $1,000         $1,021.59          $3.38          0.67%
--------------------------------------------------------------------------------
Advisor Class          $1,000         $1,019.35          $5.64          1.12%
--------------------------------------------------------------------------------
A Class                $1,000         $1,019.35          $5.64          1.12%
--------------------------------------------------------------------------------
B Class                $1,000         $1,015.61          $9.40          1.87%
--------------------------------------------------------------------------------
C Class                $1,000         $1,015.61          $9.40          1.87%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
24

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
                                                 DIVERSIFIED BOND   HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $655,715,860 and
$61,809,030, respectively) --
including $122,179,490 and
$14,636,165 of securities
on loan, respectively                              $654,578,095    $63,011,531
-----------------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $72,468,498
and $15,096,538, respectively)                       72,468,498     15,096,538
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $728,184,358
and $76,905,568, respectively)                      727,046,593     78,108,069
-----------------------------------------------
Receivable for capital shares sold                        5,392        188,045
-----------------------------------------------
Interest receivable                                   4,111,096      1,231,745
--------------------------------------------------------------------------------
                                                    731,163,081     79,527,859
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                               72,468,498     15,096,538
-----------------------------------------------
Disbursements in excess
of demand deposit cash                                2,946,472        159,659
-----------------------------------------------
Payable for investments purchased                   125,200,591             --
-----------------------------------------------
Payable for variation margin
on futures contracts                                    211,866             --
-----------------------------------------------
Unrealized depreciation
on swap agreements                                      229,078             --
-----------------------------------------------
Accrued management fees                                 218,912         48,159
-----------------------------------------------
Distribution fees payable                                 2,607          2,969
-----------------------------------------------
Service fees (and distribution
fees -- A Class) payable                                  2,731          4,459
-----------------------------------------------
Dividends payable                                       693,390         91,865
--------------------------------------------------------------------------------
                                                    201,974,145     15,403,649
--------------------------------------------------------------------------------

NET ASSETS                                         $529,188,936    $64,124,210
================================================================================

See Notes to Financial Statements.                                   (continued)

------
25

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
                                                 DIVERSIFIED BOND   HIGH-YIELD
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                    $531,750,479   $ 75,821,621
-----------------------------------------------
Accumulated net realized loss
on investment transactions                           (1,576,181)   (12,899,912)
-----------------------------------------------
Net unrealized appreciation
(depreciation) on investments,
swaps and futures                                      (985,362)     1,202,501
--------------------------------------------------------------------------------
                                                   $529,188,936   $ 64,124,210
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                         $180,346,096    $40,745,720
-----------------------------------------------
Shares outstanding                                   17,856,642      6,342,931
-----------------------------------------------
Net asset value per share                                $10.10          $6.42
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                         $336,206,502     $3,020,833
-----------------------------------------------
Shares outstanding                                   33,289,083        470,256
-----------------------------------------------
Net asset value per share                                $10.10          $6.42
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                           $5,421,426       $385,112
-----------------------------------------------
Shares outstanding                                      536,794         59,951
-----------------------------------------------
Net asset value per share                                $10.10          $6.42
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                           $5,044,331    $15,517,285
-----------------------------------------------
Shares outstanding                                      499,457      2,415,589
-----------------------------------------------
Net asset value per share                                $10.10          $6.42
-----------------------------------------------
Maximum offering price
(net asset value divided by 0.955)                       $10.58          $6.72
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                             $752,551     $1,104,575
-----------------------------------------------
Shares outstanding                                       74,513        171,950
-----------------------------------------------
Net asset value per share                                $10.10          $6.42
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                           $1,418,030     $3,350,685
-----------------------------------------------
Shares outstanding                                      140,404        521,605
-----------------------------------------------
Net asset value per share                                $10.10          $6.42
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
26

Statement of Operations

YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
                                                 DIVERSIFIED BOND   HIGH-YIELD
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------
Interest                                           $ 18,953,321    $ 5,077,677
-----------------------------------------------
Securities lending                                       72,403         32,768
--------------------------------------------------------------------------------
                                                     19,025,724      5,110,445
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------
Management fees                                       2,418,219        560,126
-----------------------------------------------
Distribution fees:
-----------------------------------------------
  Advisor Class                                          16,025          1,080
-----------------------------------------------
  B Class                                                 5,022          7,492
-----------------------------------------------
  C Class                                                10,594         25,103
-----------------------------------------------
Service fees:
-----------------------------------------------
  Advisor Class                                          16,025          1,080
-----------------------------------------------
  B Class                                                 1,674          2,497
-----------------------------------------------
  C Class                                                 3,531          8,368
-----------------------------------------------
Service and distribution fees -- A Class                 10,007         36,479
-----------------------------------------------
Trustees' fees and expenses                              21,882          2,901
-----------------------------------------------
Other expenses                                              512             --
--------------------------------------------------------------------------------
                                                      2,503,491        645,126
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                16,522,233      4,465,319
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                           (1,133,855)     1,551,123
-----------------------------------------------
Change in net unrealized
appreciation (depreciation)
on investments, swaps and futures                   (12,137,535)    (2,987,138)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                    (13,271,390)    (1,436,015)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $  3,250,843    $ 3,029,304
================================================================================

See Notes to Financial Statements.

------
27

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
------------------------------------------------------------------------------------------
                                      DIVERSIFIED BOND                HIGH-YIELD
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS    2005          2004           2005          2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income          $ 16,522,233   $ 17,098,620    $ 4,465,319   $  5,967,638
----------------------------
Net realized gain (loss)         (1,133,855)    10,512,736      1,551,123      3,229,686
----------------------------
Change in net unrealized
appreciation (depreciation)     (12,137,535)    (3,793,030)    (2,987,138)     1,745,408
------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations         3,250,843     23,818,326      3,029,304     10,942,732
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income:
----------------------------
  Investor Class                 (5,567,572)    (6,662,832)    (3,129,375)    (5,211,165)
----------------------------
  Institutional Class           (10,897,263)   (10,853,638)       (54,722)            --
----------------------------
  Advisor Class                    (195,912)      (304,268)       (29,176)       (20,150)
----------------------------
  A Class                          (123,356)      (69,043)       (988,944)      (529,918)
----------------------------
  B Class                           (15,604)       (12,067)       (59,972)       (42,287)
----------------------------
  C Class                           (32,664)       (26,496)      (203,130)      (164,118)
----------------------------
From net realized gains:
----------------------------
  Investor Class                 (1,845,189)    (1,916,400)            --             --
----------------------------
  Institutional Class            (3,579,242)    (3,041,361)            --             --
----------------------------
  Advisor Class                     (71,376)       (78,187)            --             --
----------------------------
  A Class                           (46,319)       (28,699)            --             --
----------------------------
  B Class                            (8,419)        (6,365)            --             --
----------------------------
  C Class                           (16,206)       (13,119)            --             --
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions              (22,399,122)   (23,012,475)    (4,465,319)    (5,967,638)
------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions               48,274,529      6,137,397     (5,649,240)   (13,092,318)
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                    29,126,250      6,943,248     (7,085,255)    (8,117,224)

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period             500,062,686    493,119,438     71,209,465     79,326,689
------------------------------------------------------------------------------------------
End of period                  $529,188,936   $500,062,686    $64,124,210   $ 71,209,465
==========================================================================================

See Notes to Financial Statements.

------
28

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified Bond) and
High-Yield Fund (High-Yield) (the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940 Act. Diversified Bond's investment objective is to obtain a high level of income by investing in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities. High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yield. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of the Institutional Class of High-Yield commenced on August 2, 2004. The
Investor Class is no longer available to new self-directed retail investors of the funds.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain/loss and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

TRACERS(reg.sm)/TRAINS(reg.sm) -- The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of

(continued)

------
29

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
30

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.2925% to 0.4100% for Diversified Bond and from 0.5425% to
0.6600% for High-Yield. The rates for the Complex Fee (Investor, A, B and C
Classes) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fees for the funds for the year ended
March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                          INVESTOR,
                          A, B & C        INSTITUTIONAL        ADVISOR
--------------------------------------------------------------------------------
Diversified Bond            0.62%             0.42%             0.37%
--------------------------------------------------------------------------------
High-Yield                  0.87%             0.67%             0.62%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                  B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                   0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                   0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class and C Class shares. Fees incurred under the plans during the year ended March 31, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The funds have a bank line of credit and securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

(continued)

------
31

Notes to Financial Statements

MARCH 31, 2005

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                             DIVERSIFIED BOND      HIGH-YIELD
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                            $1,722,175,333                --
--------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury & Government
Agency Obligations                              $125,736,725       $36,060,793
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                            $1,662,105,639          $510,000
--------------------------------------------------------------------------------
Investment securities other than
U.S. Treasury & Government
Agency Obligations                              $148,444,173       $40,969,946
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                    DIVERSIFIED BOND                   HIGH-YIELD
------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT            SHARES        AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
---------------------------
Sold                           4,276,189    $ 43,779,141       2,217,561    $ 14,511,413
---------------------------
Issued in reinvestment
of distributions                 648,996       6,635,162         337,196       2,195,208
---------------------------
Redeemed                      (4,017,237)    (41,058,188)     (4,467,467)    (29,031,029)
------------------------------------------------------------------------------------------
Net increase (decrease)          907,948    $  9,356,115      (1,912,710)   $(12,324,408)
==========================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                           1,852,110    $ 19,392,206       5,931,340   $  37,797,154
---------------------------
Issued in reinvestment
of distributions                 762,689       7,936,133         495,304       3,182,662
---------------------------
Redeemed                      (4,654,739)    (48,567,724)    (10,937,203)    (69,665,181)
------------------------------------------------------------------------------------------
Net decrease                  (2,039,940)   $(21,239,385)     (4,510,559)   $(28,685,365)
==========================================================================================

INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005(1)
----------------------------
Sold                          10,247,819    $105,039,653         471,927      $3,112,995
---------------------------
Issued in reinvestment
of distributions                 752,745       7,696,248             183           1,198
---------------------------
Redeemed                      (7,223,585)    (74,246,876)         (1,854)        (12,263)
------------------------------------------------------------------------------------------
Net increase                   3,776,979    $ 38,489,025         470,256      $3,101,930
==========================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                          10,543,306    $110,321,330             N/A             N/A
---------------------------
Issued in reinvestment
of distributions                 767,772       7,990,686
---------------------------
Redeemed                      (8,729,802)    (91,395,707)
------------------------------------------------------------------------------------------
Net increase                   2,581,276    $ 26,916,309
==========================================================================================

(1) August 2, 2004 (commencement of sale) through March 31, 2005 for High-Yield.

(continued)

------
32

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------
                                    DIVERSIFIED BOND                   HIGH-YIELD
------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT            SHARES        AMOUNT
------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
---------------------------
Sold                             217,034    $  2,220,710          60,503       $ 389,029
---------------------------
Issued in reinvestment
of distributions                  24,443         249,910           1,346           8,758
---------------------------
Redeemed                        (382,160)     (3,907,965)        (38,784)       (250,708)
------------------------------------------------------------------------------------------
Net increase (decrease)         (140,683)    $(1,437,345)         23,065       $ 147,079
==========================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                             385,420     $ 4,037,688          66,830       $ 427,059
---------------------------
Issued in reinvestment
of distributions                  33,030         343,787           2,427          15,585
---------------------------
Redeemed                        (845,604)     (8,803,119)        (32,549)       (210,807)
------------------------------------------------------------------------------------------
Net increase (decrease)         (427,154)    $(4,421,644)         36,708       $ 231,837
==========================================================================================

A CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
---------------------------
Sold                             273,403     $ 2,799,725       1,233,240     $ 8,018,943
---------------------------
Issued in reinvestment
of distributions                  14,447         147,684         135,500         882,613
---------------------------
Redeemed                        (133,942)     (1,367,672)       (853,689)     (5,573,755)
------------------------------------------------------------------------------------------
Net increase                     153,908     $ 1,579,737         515,051     $ 3,327,801
==========================================================================================

YEAR ENDED MARCH 31, 2004
---------------------------
Sold                             536,873     $ 5,655,209       2,689,799     $17,282,661
---------------------------
Issued in reinvestment
of distributions                   8,552          88,682          71,715         464,931
---------------------------
Redeemed                        (227,916)     (2,398,519)       (985,517)     (6,368,479)
------------------------------------------------------------------------------------------
Net increase                     317,509     $ 3,345,372       1,775,997     $11,379,113
==========================================================================================

B CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
---------------------------
Sold                              34,527       $ 354,652          53,831       $ 350,840
---------------------------
Issued in reinvestment
of distributions                   1,738          17,768           6,741          43,865
---------------------------
Redeemed                         (20,347)       (208,523)        (19,080)       (124,571)
------------------------------------------------------------------------------------------
Net increase                      15,918       $ 163,897          41,492       $ 270,134
==========================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                              66,161       $ 696,095         131,925       $ 839,143
---------------------------
Issued in reinvestment
of distributions                   1,052          10,912           4,994          32,362
---------------------------
Redeemed                         (16,684)       (174,135)        (15,688)       (101,245)
------------------------------------------------------------------------------------------
Net increase                      50,529       $ 532,872         121,231       $ 770,260
==========================================================================================

(continued)

------
33

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

------------------------------------------------------------------------------------------
                                    DIVERSIFIED BOND                   HIGH-YIELD
------------------------------------------------------------------------------------------
                                 SHARES         AMOUNT            SHARES        AMOUNT
------------------------------------------------------------------------------------------
C CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
---------------------------
Sold                              62,876       $ 643,095         152,831     $   994,646
---------------------------
Issued in reinvestment
of distributions                   2,675          27,340          10,620          69,115
---------------------------
Redeemed                         (53,576)       (547,335)       (189,997)     (1,235,537)
------------------------------------------------------------------------------------------
Net increase (decrease)           11,975       $ 123,100         (26,546)    $  (171,776)
==========================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                             119,284      $1,249,494         549,735      $3,510,217
---------------------------
Issued in reinvestment
of distributions                   1,618          16,794           8,357          54,101
---------------------------
Redeemed                         (25,117)       (262,415)        (56,055)       (352,481)
------------------------------------------------------------------------------------------
Net increase                      95,785      $1,003,873         502,037      $3,211,837
==========================================================================================

5. SECURITIES LENDING

As of March 31, 2005, securities in Diversified Bond and High-Yield valued at
$122,179,490 and $14,636,165, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $124,237,637 and
$15,096,538, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2005.

7. RISK FACTORS

High-Yield invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

(continued)

------
34

Notes to Financial Statements

MARCH 31, 2005

8. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                DIVERSIFIED BOND              HIGH-YIELD
--------------------------------------------------------------------------------
                               2005         2004           2005         2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $20,412,668   $18,529,441    $4,465,319   $5,967,638
--------------------------------------------------------------------------------
Long-term capital gains     $1,961,342    $4,483,034        --           --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. For Diversified Bond, reclassifications among certain capital accounts of $309,571 between income and realized gain (loss) and $567 between income and unrealized appreciation
(depreciation) related primarily to the difference in character of paydown gains and losses and interest on swap agreements.

As of March 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                               DIVERSIFIED BOND    HIGH-YIELD
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                  $728,221,955      $76,905,568
================================================================================
Gross tax appreciation of investments             $ 3,649,720       $2,049,109
----------------------------------------------
Gross tax depreciation of investments              (4,825,082)        (846,608)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                    $(1,175,362)      $1,202,501
================================================================================
Net tax depreciation on derivatives               $  (232,029)              --
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)               $(1,407,391)      $1,202,501
================================================================================
Accumulated capital losses                        $(1,154,152)    $(12,899,912)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains for certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                               2009               2010              2013
--------------------------------------------------------------------------------
Diversified Bond                --                 --           $(1,154,152)
--------------------------------------------------------------------------------
High-Yield                 $(2,609,243)       $(10,290,669)          --
--------------------------------------------------------------------------------

(continued)

------
35

Notes to Financial Statements

MARCH 31, 2005

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

Diversified Bond hereby designates $1,961,342 of capital gain dividends for the fiscal year ended March 31, 2005.

------
36

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                 INVESTOR CLASS
--------------------------------------------------------------------------------
                                     2005       2004        2003     2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $10.49     $10.47      $9.98     $10.25
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income               0.33(2)    0.36(2)    0.48       0.17
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)             (0.27)      0.14       0.49      (0.27)
--------------------------------------------------------------------------------
  Total From
  Investment Operations               0.06       0.50       0.97      (0.10)
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net Investment Income         (0.34)     (0.37)     (0.48)     (0.17)
---------------------------------
  From Net Realized Gains            (0.11)     (0.11)       --         --
--------------------------------------------------------------------------------
Total Distributions                  (0.45)     (0.48)     (0.48)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $10.10     $10.49     $10.47      $9.98
================================================================================
  TOTAL RETURN(3)                     0.63%      4.92%      9.93%     (0.99)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.63%      0.64%      0.64%    0.63%(4)
---------------------------------
Ratio of Net Investment Income
to Average Net Assets                 3.25%      3.38%      4.67%    5.19%(4)
---------------------------------
Portfolio Turnover Rate                386%       324%       151%     136%(5)
---------------------------------
Net Assets, End of Period
(in thousands)                     $180,346   $177,791   $198,835    $170,707
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
37

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2005      2004       2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.49    $10.47      $9.98     $10.12      $9.62
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income        0.35(1)   0.38(1)    0.50       0.56       0.62
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.27)     0.14       0.49      (0.09)      0.50
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.08      0.52       0.99       0.47       1.12
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.36)     (0.39)     (0.50)     (0.56)     (0.62)
--------------------------
  From Net Realized Gains    (0.11)     (0.11)       --       (0.05)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.47)     (0.50)     (0.50)     (0.61)     (0.62)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.10     $10.49     $10.47      $9.98     $10.12
================================================================================
  TOTAL RETURN(2)             0.83%      5.13%     10.15%      4.76%     12.03%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.43%      0.44%      0.44%      0.44%      0.45%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets         3.45%      3.58%      4.87%      5.46%      6.31%
--------------------------
Portfolio Turnover Rate        386%       324%       151%       136%       139%
--------------------------
Net Assets,
End of Period
(in thousands)             $336,207   $309,579   $281,998   $202,476   $140,497
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
38

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                  ADVISOR CLASS
--------------------------------------------------------------------------------
                                       2005      2004       2003     2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.49    $10.47      $9.98    $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                 0.31(2)   0.33(2)    0.46      0.16
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)               (0.28)     0.14       0.49     (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations      0.03      0.47       0.95     (0.11)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income           (0.31)    (0.34)     (0.46)    (0.16)
-----------------------------------
  From Net Realized Gains              (0.11)    (0.11)       --        --
--------------------------------------------------------------------------------
  Total Distributions                  (0.42)    (0.45)     (0.46)    (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.10    $10.49     $10.47     $9.98
================================================================================
  TOTAL RETURN(3)                       0.38%     4.66%      9.66%    (1.07)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   0.88%     0.89%      0.89%    0.88%(4)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                   3.00%     3.13%      4.42%    4.94%(4)
-----------------------------------
Portfolio Turnover Rate                  386%      324%       151%     136%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                         $5,421    $7,107    $11,567     $10,291
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
39

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

--------------------------------------------------------------------------------
                                                         A CLASS
--------------------------------------------------------------------------------
                                                2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.49     $10.47     $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                           0.31(2)    0.33(2)    0.06
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (0.28)      0.14       0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                0.03       0.47       0.13
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                     (0.31)     (0.34)     (0.06)
---------------------------------------------
  From Net Realized Gains                        (0.11)     (0.11)      --
--------------------------------------------------------------------------------
  Total Distributions                            (0.42)     (0.45)     (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.10     $10.49     $10.47
================================================================================
  TOTAL RETURN(3)                                 0.38%      4.65%      1.27%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             0.88%      0.89%    0.88%(4)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             3.00%      3.13%    3.69%(4)
---------------------------------------------
Portfolio Turnover Rate                            386%       324%     151%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)         $5,044     $3,625        $294
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
40

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                       B CLASS
--------------------------------------------------------------------------------
                                               2005      2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.49    $10.47       $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                         0.23(2)   0.26(2)      0.05
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)      (0.27)     0.14         0.07
--------------------------------------------------------------------------------
  Total From Investment Operations             (0.04)     0.40         0.12
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                   (0.24)    (0.27)       (0.05)
---------------------------------------------
  From Net Realized Gains                      (0.11)    (0.11)        --
--------------------------------------------------------------------------------
  Total Distributions                          (0.35)    (0.38)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.10    $10.49       $10.47
================================================================================
  TOTAL RETURN(3)                              (0.37)%    3.87%        1.20%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.63%    1.64%   1.61%(4)(5)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            2.25%    2.38%   2.98%(4)(5)
---------------------------------------------
Portfolio Turnover Rate                           386%     324%       151%(6)
---------------------------------------------
Net Assets, End of Period (in thousands)          $753     $615           $84
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.63% and 2.96%, respectively.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
41

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                          C CLASS
--------------------------------------------------------------------------------
                                                 2005       2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.49      $10.47       $10.40
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                          0.23(2)     0.28(2)      0.05
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)       (0.27)       0.14         0.07
--------------------------------------------------------------------------------
  Total From Investment Operations              (0.04)       0.42         0.12
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                    (0.24)      (0.29)       (0.05)
---------------------------------------------
  From Net Realized Gains                       (0.11)      (0.11)         --
--------------------------------------------------------------------------------
  Total Distributions                           (0.35)      (0.40)       (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $10.10      $10.49       $10.47
================================================================================
  TOTAL RETURN(3)                               (0.37)%      4.07%        1.20%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.63%      1.47%     1.38%(4)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             2.25%      2.55%     3.23%(4)
---------------------------------------------
Portfolio Turnover Rate                            386%       324%      151%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)         $1,418     $1,347         $342
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
42

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------
                                                 INVESTOR CLASS
--------------------------------------------------------------------------------------
                             2005      2004     2003(1)    2002      2001     2000
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.55     $6.13     $5.76     $6.18     $7.20     $8.54
--------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income      0.46      0.50      0.18      0.52      0.74      0.85
-------------------------
  Net Realized and
  Unrealized Gain (Loss)    (0.13)     0.42      0.37     (0.42)    (0.97)    (1.39)
--------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.33      0.92      0.55      0.10     (0.23)    (0.54)
--------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income         (0.46)    (0.50)    (0.18)    (0.52)    (0.79)    (0.80)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $6.42     $6.55     $6.13     $5.76     $6.18     $7.20
======================================================================================
  TOTAL RETURN(2)            5.17%    15.53%     9.61%     1.43%    (3.56)%   (7.08)%

--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.88%     0.89%   0.88%(3)    0.90%     0.90%    0.90%
-------------------------
Ratio of Net
Investment Income
to Average Net Assets        7.04%     7.82%   7.22%(3)    8.37%    10.88%   10.09%
-------------------------
Portfolio
Turnover Rate                  64%       80%        9%       80%      131%      77%
-------------------------
Net Assets,
End of Period
(in thousands)             $40,746   $54,074   $78,223   $50,287   $34,150   $25,126
--------------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was October 31.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
43

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                  INSTITUTIONAL
                                                                      CLASS
--------------------------------------------------------------------------------
                                                                     2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income                                                 0.30
-----------------------------------------------------------------
 Net Realized and Unrealized Loss                                     (0.01)
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.29
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
 From Net Investment Income                                           (0.30)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $6.42
================================================================================
 TOTAL RETURN(2)                                                       4.53%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   0.68%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                4.37%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                               64%(4)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $3,021
--------------------------------------------------------------------------------

(1) August 2, 2004 (commencement of sale) through March 31, 2005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
44

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                                2005       2004        2003(1)       2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $6.55      $6.13        $5.76          $6.22
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income          0.44       0.49         0.18          0.30
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.13)      0.42         0.37         (0.46)
--------------------------------------------------------------------------------
  Total From
  Investment Operations          0.31       0.91         0.55         (0.16)
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net Investment Income    (0.44)     (0.49)       (0.18)        (0.30)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $6.42      $6.55        $6.13          $5.76
================================================================================
  TOTAL RETURN(3)                4.91%     15.35%        9.63%        (2.72)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            1.13%    1.12%(5)    0.84%(4)(6)    1.15%(4)
-------------------------------
Ratio of Net Investment Income
to Average Net Assets            6.79%    7.59%(5)    7.27%(4)(6)    7.63%(4)
-------------------------------
Portfolio Turnover Rate            64%         80%          9%         80%(7)
-------------------------------
Net Assets, End of Period
(in thousands)                    $385        $242          $1             $4
--------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) March 8, 2002 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the year ended March 31, 2004, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.14% and 7.57%, respectively.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.13% and 6.98%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
45

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                           A CLASS
--------------------------------------------------------------------------------
                                                 2005       2004      2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.55      $6.13      $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                          0.44       0.49       0.07
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)       (0.13)      0.42       0.15
--------------------------------------------------------------------------------
  Total From Investment Operations               0.31       0.91       0.22
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                    (0.44)     (0.49)     (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $6.42      $6.55      $6.13
================================================================================
  TOTAL RETURN(2)                                4.91%     15.24%      3.74%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.13%      1.14%    1.13%(3)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            6.79%      7.57%    8.01%(3)
---------------------------------------------
Portfolio Turnover Rate                            64%        80%       9%(4)
---------------------------------------------
Net Assets, End of Period (in thousands)       $15,517    $12,449       $763
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period ended March 31, 2003.

See Notes to Financial Statements.

------
46

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                         B CLASS
--------------------------------------------------------------------------------
                                                2005       2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $6.55      $6.13       $5.98
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                         0.39       0.44        0.07
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)      (0.13)      0.42        0.15
--------------------------------------------------------------------------------
  Total From Investment Operations              0.26       0.86        0.22
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                   (0.39)     (0.44)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $6.42      $6.55       $6.13
================================================================================
  TOTAL RETURN(2)                               4.13%     14.38%       3.64%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.88%      1.89%    1.86%(3)(4)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           6.04%      6.82%    7.27%(3)(4)
---------------------------------------------
Portfolio Turnover Rate                           64%        80%          9%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)       $1,105       $855         $57
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.88% and 7.25%, respectively.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period ended March 31, 2003.

See Notes to Financial Statements.

------
47

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                      C CLASS
--------------------------------------------------------------------------------
                                       2005       2004       2003(1)    2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $6.55      $6.13       $5.76      $6.32
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                0.39       0.45        0.16       0.41
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)              (0.13)      0.42        0.37      (0.56)
--------------------------------------------------------------------------------
  Total From Investment Operations     0.26       0.87        0.53      (0.15)
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income          (0.39)     (0.45)      (0.16)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $6.42      $6.55       $6.13      $5.76
================================================================================
  TOTAL RETURN(3)                      4.13%     14.60%       9.28%     (2.49)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.88%      1.72%     1.63%(4)   1.65%(4)
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                  6.04%      6.99%     6.48%(4)   7.78%(4)
------------------------------------
Portfolio Turnover Rate                  64%        80%         9%       80%(5)
------------------------------------
Net Assets, End of Period
(in thousands)                        $3,351     $3,590       $283        $31
--------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(2) December 10, 2001 (commencement of sale) through October 31, 2002.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
48

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Investment Trust and
Shareholders of the Diversified Bond Fund and the High-Yield Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Diversified Bond Fund and
High-Yield Fund (two of the four funds comprising the American Century
Investment Trust, hereafter referred to as the "Funds") at March 31, 2005, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Diversified Bond Fund for the year ended March 31, 2001 were audited by other auditors, whose report dated May 11,
2001, expressed an unqualified opinion on those statements. The financial highlights of the High-Yield Fund for the two years in the period ended October
31, 2001 were audited by other auditors, whose report dated December 7, 2001, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2005

------
49

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
present); Vice President-Finance, Brocade Communications Systems, Inc. (November
2000 to November 2004); Vice President, Chief Financial Officer and Secretary,
Wireless Inc. (April 2000 to November 2000)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1930

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------

(continued)

------
50

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): Less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 24

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1928

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 33

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

(continued)

------
51

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 20

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries.
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------

(continued)

------
52

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC and ACIM
(February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to
March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUND: Controller(1)

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
53

Share Class Information

Six classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, and C Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares; the total expense ratios of Advisor, A, B, and C Class shares are higher than that of Investor Class shares. ON JANUARY 30, 2003, INVESTOR CLASS SHARES
BECAME UNAVAILABLE TO NEW SELF-DIRECTED RETAIL INVESTORS OF THE FUNDS.

INVESTOR CLASS shares are available for purchase in two ways: 1) by existing shareholders, directly from American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual
Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
54

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
55

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
56

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

------
57

Notes

------
58

Notes

------
59

Notes

------
60

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0505
SH-ANN-43393N

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

American Century Investments
ANNUAL REPORT

[photo of woman and girl]

MARCH 31, 2005

Premium Money Market Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[PHOTO OF JAMES E. STOWERS III AND JAMES E. STOWERS, JR.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Premium Money
Market fund for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Premium Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
                                              ----------------------
                                              AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                       INCEPTION
                                    1 YEAR     5 YEARS     10 YEARS       DATE
--------------------------------------------------------------------------------
PREMIUM MONEY MARKET                  1.33%       2.50%        3.88%     4/1/93
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY BILL INDEX       1.75%       2.51%        3.80%       --
--------------------------------------------------------------------------------
LIPPER MONEY MARKET INSTRUMENT
FUNDS AVERAGE RETURN(1)               0.91%       2.05%        3.53%       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(1)(2)       36 of 383   26 of 302    19 of 181       --
--------------------------------------------------------------------------------

Premium Money Market acquired all of the net assets of the American Century
Premium Capital Reserve Fund and the American Century Premium Government Reserve
Fund on December 3, 2001, pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Financial information prior to December 3, 2001 is that of the American Century Premium Capital Reserve Fund and is used in calculating the performance of Premium Money Market.

(1)  (c) 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
     Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
     Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
     Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by
     Lipper Inc.
     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper Inc. -- A Reuters Company and may be incomplete.
     No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
A-1+                                       61%                   75%
--------------------------------------------------------------------------------
A-1                                        39%                   25%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
1 - 30 days                                55%                   53%
--------------------------------------------------------------------------------
31 - 90 days                               40%                   33%
--------------------------------------------------------------------------------
91 - 180 days                               3%                   10%
--------------------------------------------------------------------------------
More than 180 days                          2%                    4%
--------------------------------------------------------------------------------

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                                     3/31/05
--------------------------------------------------------------------------------
7-Day Current Yield                                   2.28%
--------------------------------------------------------------------------------
7-Day Effective Yield                                 2.31%
--------------------------------------------------------------------------------
                                         3/31/05               9/30/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                 37 days               45 days
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Premium Money Market - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2005, Premium Money Market's total return of
1.33% outpaced the 0.91% average return of the 383 funds in Lipper Inc.'s money market instrument funds category. This performance ranked the fund in the top
10% of the Lipper category. Premium Money Market's longer-term results are similarly strong -- the fund's five-year return ranked in the top 9% of its
Lipper group, and its 10-year return ranked in the top 11%. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

U.S. economic growth remained solid during the past year. The U.S. economy grew by 4.4% in 2004, its best calendar year of growth since 1999. In addition, the preliminary estimate of economic growth for the first quarter of 2005 was an annual rate of 3.1%.

Inflation also increased substantially -- the consumer price index rose by 3.1%
during the one-year period ended March 31, 2005, compared with 1.7% for the 12 months ended March 31, 2004. The primary reason for the higher inflation rate was rising energy prices, which surged by 12.4% during the fiscal year, but noteworthy increases in transportation and medical care costs also contributed.

In this environment, the Federal Reserve began a gradual program of short-term interest rate increases in June 2004. The Fed raised its federal funds rate target seven times in the ensuing nine months, each time by a quarter-point. The
Fed's efforts boosted the federal funds rate from a 46-year low of 1% to 2.75%, its highest level since October 2001.

Money market rates tracked the Fed's rate hikes. The three-month Treasury bill yield rose from 0.95% to 2.79% during the one-year period.

PORTFOLIO STRATEGY

Premium Money Market's seven-day current yield increased from 0.70% at the beginning of the fiscal year to 2.28% as of March 31, 2005. The fund's yield does not yet fully reflect the Fed's most recent rate hike on March 22; it is anticipated that the yield will increase gradually in the coming weeks as existing securities in the portfolio mature and are replaced by new, higher-yielding securities.

We shortened the fund's average maturity during the fiscal year to allow its yield to more quickly reflect rising money market rates. The average maturity peaked at 76 days early in the period, and then we allowed it to gradually shorten to 37 days at the end of the fiscal year.

After reducing the portfolio's exposure to commercial paper over the past several years, we began to increase the portfolio's commercial paper holdings in early 2005. Premium Money Market's position in commercial paper increased from about 25% of the portfolio at the beginning of 2005 to more than 45% by the end of the fiscal year.

OUR COMMITMENT

We will continue to seek maximum safety and liquidity, as well as the highest rate of return consistent with an investment in high-quality short-term debt securities.

------
3

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical

                                                                     (continued)

------
4

Shareholder Fee Example (Unaudited)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                 EXPENSES PAID
                  BEGINNING         ENDING       DURING PERIOD*     ANNUALIZED
                ACCOUNT VALUE    ACCOUNT VALUE     10/1/04 -          EXPENSE
                   10/1/04          3/31/05         3/31/05           RATIO*
--------------------------------------------------------------------------------
PREMIUM MONEY MARKET INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual             $1,000         $1,008.80         $2.40             0.48%
--------------------------------------------------------------------------------
Hypothetical       $1,000         $1,022.54         $2.42             0.48%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
5

Premium Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 45.9%

      $10,000,000  Allied Irish Banks N.A., 2.66%,
                   4/8/05 (Acquired 3/8/05,
                   Cost $9,977,094)(2)                             $  9,994,828
--------------------------------------------------------------------------------
        3,000,000  American Family Financial
                   Services, Inc., 2.86%, 6/6/05                      2,984,298
--------------------------------------------------------------------------------
        2,762,000  Amstel Funding Corp.,
                   2.83%, 4/15/05 (Acquired 3/30/05,
                   Cost $2,758,743)(2)                                2,758,960
--------------------------------------------------------------------------------
       10,000,000  Amsterdam Funding Corp.,
                   2.64%, 4/12/05 (Acquired 2/14/05,
                   Cost $9,958,933)(2)                                9,991,933
--------------------------------------------------------------------------------
       10,000,000  ANZ Inc., 2.98%, 6/28/05                           9,927,156
--------------------------------------------------------------------------------
        6,300,000  Barclays U.S. Funding LLC,
                   2.70%, 5/12/05                                     6,280,628
--------------------------------------------------------------------------------
        5,000,000  Barclays U.S. Funding LLC,
                   2.93%, 6/14/05                                     4,969,938
--------------------------------------------------------------------------------
        3,020,000  Cedar Springs Capital Co.,
                   2.59%,4/7/05 (Acquired 1/14/05,
                   Cost $3,001,966)(2)                                3,018,696
--------------------------------------------------------------------------------
        3,000,000  Cedar Springs Capital Co.,
                   2.69%, 4/26/05 (Acquired 2/4/05,
                   Cost $2,981,843)(2)                                2,994,396
--------------------------------------------------------------------------------
        7,000,000  Cedar Springs Capital Co.,
                   2.98%, 6/9/05 (Acquired 3/17/05,
                   Cost $6,951,327)(2)                                6,960,018
--------------------------------------------------------------------------------
        5,000,000  CitiBank Credit Card Issuance
                   Trust, 2.83%, 5/18/05 (Acquired 2/24/05,
                   Cost $4,967,769)(2)                                4,981,527
--------------------------------------------------------------------------------
       10,000,000  CRC Funding LLC,
                   2.70%, 5/11/05 (Acquired 2/9/05,
                   Cost $9,931,876)(2)                                9,970,055
--------------------------------------------------------------------------------
        3,410,000  Credit Suisse First Boston,
                   2.79%, 4/15/05                                     3,406,300
--------------------------------------------------------------------------------
        6,300,000  Crown Point Capital Co.,
                   2.72%, 5/9/05 (Acquired 2/14/05,
                   Cost $6,260,016)(2)                                6,281,912
--------------------------------------------------------------------------------
       10,000,000  DEPFA Bank plc,
                   2.69%, 5/9/05 (Acquired 2/9/05,
                   Cost $9,933,497)(2)                                9,971,605
--------------------------------------------------------------------------------
        3,000,000  Emerald Notes of the MBNA,
                   2.62%, 4/6/05 (Acquired 2/8/05,
                   Cost $2,987,555)(2)                                2,998,908
--------------------------------------------------------------------------------
        7,000,000  Emerald Notes of the MBNA,
                   2.87%, 5/12/05 (Acquired 3/16/05,
                   Cost $6,968,191)(2)                                6,977,119
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,000,000  Emerald Notes of the MBNA,
                   2.93%, 5/24/05 (Acquired 3/29/05,
                   Cost $2,986,327)(2)                             $  2,987,059
--------------------------------------------------------------------------------
        1,257,000  Falcon Asset Security Corp.,
                   2.75%, 4/12/05 (Acquired 3/14/05,
                   Cost $1,254,215)(2)                                1,255,944
--------------------------------------------------------------------------------
        1,595,000  Falcon Asset Security Corp.,
                   2.78%, 4/15/05 (Acquired 3/17/05,
                   Cost $1,591,428)(2)                                1,593,276
--------------------------------------------------------------------------------
        2,900,000  HBOS Treasury Services plc,
                   2.88%, 5/31/05                                     2,886,080
--------------------------------------------------------------------------------
        7,000,000  Lexington Parker Capital,
                   2.64%, 4/18/05 (Acquired 2/4/05,
                   Cost $6,962,527)(2)                                6,991,272
--------------------------------------------------------------------------------
        5,000,000  Lexington Parker Capital,
                   2.87%, 6/6/05 (Acquired 3/7/05,
                   Cost $4,963,726)(2)                                4,973,692
--------------------------------------------------------------------------------
        1,900,000  Old Line Funding Corp.,
                   2.84%, 4/1/05 (Acquired 3/31/05,
                   Cost $1,899,850)(2)                                1,900,000
--------------------------------------------------------------------------------
        2,600,000  Paradigm Funding LLC,
                   2.68%, 4/29/05 (Acquired 2/1/05,
                   Cost $2,583,161)(2)                                2,594,581
--------------------------------------------------------------------------------
        5,000,000  Paradigm Funding LLC,
                   2.69%, 5/6/05 (Acquired 2/7/05,
                   Cost $4,967,122)(2)                                4,986,924
--------------------------------------------------------------------------------
        5,000,000  Paradigm Funding LLC,
                   3.08%, 7/28/05 (Acquired 3/29/05,
                   Cost $4,948,239)(2)                                4,949,522
--------------------------------------------------------------------------------
        6,000,000  Preferred Receivable Funding,
                   2.75%, 4/14/05 (Acquired 3/15/05,
                   Cost $5,986,250)(2)                                5,994,042
--------------------------------------------------------------------------------
        1,182,000  Preferred Receivable Funding,
                   2.78%, 4/15/05 (Acquired 3/17/05,
                   Cost $1,179,353)(2)                                1,180,722
--------------------------------------------------------------------------------
        2,500,000  Spintab AB, 2.49%, 4/1/05                          2,500,000
--------------------------------------------------------------------------------
        8,800,000  Spintab AB, 2.73%, 5/16/05                         8,769,970
--------------------------------------------------------------------------------
       10,000,000  Stadshypotek Delaware, Inc.,
                   2.86%, 6/7/05 (Acquired 3/3/05,
                   Cost $9,924,660)(2)                                9,946,865
--------------------------------------------------------------------------------
       13,000,000  Tannehill Capital Co. LLC,
                   2.81%, 4/18/05
                   (Acquired 3/22/05-3/24/05,
                   Cost $12,973,092)(2)                              12,982,765
--------------------------------------------------------------------------------
        5,355,000  Thunder Bay Funding Inc.,
                   2.61%, 4/4/05 (Acquired 2/7/05,
                   Cost $5,333,259)(2)                                5,353,835
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

Premium Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 7,200,000  Thunder Bay Funding Inc.,
                   2.57%, 4/11/05 (Acquired 1/13/05,
                   Cost $7,154,768)(2)                             $  7,194,860
--------------------------------------------------------------------------------
       10,000,000  Toronto Dominion Holdings,
                   2.92%, 6/16/05 (Acquired 3/14/05,
                   Cost $9,923,756)(2)                                9,938,355
--------------------------------------------------------------------------------
       13,200,000  UBS Finance LLC,
                   2.81%, 4/1/05                                     13,200,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                              216,648,041
--------------------------------------------------------------------------------

CORPORATE BONDS -- 20.1%

        3,250,000  2880 Stevens Creek LLC,
                   VRN, 2.94%, 4/6/05                                 3,250,000
--------------------------------------------------------------------------------
        6,860,000  Arbor View IV LLC,
                   VRN, 2.87%, 4/7/05                                 6,860,000
--------------------------------------------------------------------------------
        5,000,000  Banque Nationale de Paris,
                   VRN, 2.79%, 5/25/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.08%
                   with no caps                                       4,999,809
--------------------------------------------------------------------------------
        9,000,000  Blue Heron Funding Limited,
                   VRN, 2.88%, 4/21/05,
                   resets monthly off the
                   1-month LIBOR minus 0.03%
                   with no caps (Acquired 5/20/03,
                   Cost $9,000,000)(2)                                9,000,000
--------------------------------------------------------------------------------
        4,445,000  Building 3 LLC, VRN, 2.92%,
                   4/7/05 (Acquired 4/21/04,
                   Cost $4,445,000)(2)                                4,445,000
--------------------------------------------------------------------------------
        5,000,000  Fifth Third Bank, VRN,
                   2.80%, 4/1/05, resets daily
                   off the Federal Funds Rate
                   plus 0.0625% with no caps                          4,999,706
--------------------------------------------------------------------------------
        5,000,000  General Electric Capital Corp.,
                   VRN, 2.87%, 5/12/05,
                   resets quarterly off the
                   3-month LIBOR plus 0.08%
                   with no caps                                       5,000,357
--------------------------------------------------------------------------------
        4,875,000  Green Island Country Club Inc.,
                   VRN, 2.92%, 4/7/05                                 4,875,000
--------------------------------------------------------------------------------
        4,500,000  HBOS Treasury Services plc,
                   VRN, 2.65%, 4/12/05,
                   resets quarterly off the
                   3-month LIBOR plus 0.03%
                   with no caps (Acquired 3/28/05,
                   Cost $4,501,674)(2)                                4,501,651
--------------------------------------------------------------------------------
        6,500,000  HBOS Treasury Services plc,
                   VRN, 2.77%, 4/29/05,
                   resets quarterly off the
                   3-month LIBOR plus 0.04%
                   with no caps (Acquired 12/9/04,
                   Cost $6,501,047)(2)                                6,500,549
--------------------------------------------------------------------------------
        6,650,000  Lee Group Inc./County
                   Materials Inc./Lees Aggregate
                   & Trucking Inc., VRN,
                   2.97%, 4/7/05                                      6,650,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  Lloyds TSB Bank plc,
                   VRN, 2.82%, 6/1/05,
                   resets quarterly off the
                   3-month LIBOR minus
                   0.09% with no caps                              $  4,998,222
--------------------------------------------------------------------------------
        8,000,000  Pfizer Inc., VRN, 2.69%,
                   5/4/05, resets quarterly
                   off the 3-month LIBOR minus 0.06%
                   with no caps (Acquired 10/27/04,
                   Cost $8,000,000)(2)                                8,000,000
--------------------------------------------------------------------------------
        2,000,000  Salvation Army, VRN,
                   2.86%, 4/7/05                                      2,000,000
--------------------------------------------------------------------------------
        4,000,000  Six Ten Properties LLC,
                   VRN, 2.92%, 4/7/05                                 4,000,000
--------------------------------------------------------------------------------
        1,145,000  St. Mary's Congregation,
                   Series 2004, VRN,
                   3.01%, 4/7/05                                      1,145,000
--------------------------------------------------------------------------------
        5,000,000  Transamerica Occidental Life
                   Insurance Co., VRN, 2.85%,
                   5/2/05, resets quarterly off the
                   3-month LIBOR plus 0.11%
                   with no caps (Acquired 11/9/99,
                   Cost $5,000,000)(2)                                5,000,000
--------------------------------------------------------------------------------
        9,000,000  Travelers Insurance Co. Group,
                   VRN, 2.85%, 5/7/05,
                   resets quarterly off the 3-month
                   LIBOR plus 0.08% with no caps
                   (Acquired 8/7/03,
                   Cost $9,000,000)(2)                                9,000,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                95,225,294
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 16.8%

        3,500,000  American National Fish &
                   Wildlife Museum District Rev.,
                   Series 2004 B, VRDN, 2.97%, 4/7/05
                   (LOC: Commerce Bank N.A.)                          3,500,000
--------------------------------------------------------------------------------
        2,490,000  Arizona Health Facilities Auth.
                   Rev., Series 2003 C, (Terraces),
                   VRDN, 2.96%, 4/7/05
                   (LOC: Sovereign Bank FSB)                          2,490,000
--------------------------------------------------------------------------------
          795,000  Board Trustees Morgan County
                   Memorial Hospital Rev.,
                   (Johnson County), VRDN, 3.03%, 4/7/05
                   (LOC: Fifth Third Bank)                              795,000
--------------------------------------------------------------------------------
        1,860,000  Calexico Unified School
                   District COP, (Refinancing Project),
                   VRDN, 2.89%, 4/7/05 (XLCA)
                   (SBBPA: Wachovia Bank N.A.)                        1,860,000
--------------------------------------------------------------------------------
          900,000  California Statewide Communities
                   Development Auth. Rev.,
                   Series 2001 B, (Industrial
                   Improvements), VRDN, 2.97%, 4/7/05
                   (LOC: Bank of the West)                              900,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Premium Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,025,000  California Statewide Communities
                   Development Auth. Rev.,
                   Series 2002 B, (Biola University),
                   VRDN,  2.82%, 4/7/05
                   (LOC: BNP Paribas)                              $  5,025,000
--------------------------------------------------------------------------------
        4,400,000  Cobb County Development
                   Auth. Rev., (Leeman Construction Company),
                   VRDN, 2.82%, 4/6/05
                   (LOC: SunTrust Bank)                               4,400,000
--------------------------------------------------------------------------------
          920,000  Colorado Housing & Finance
                   Auth. Rev., Series 2004 B,
                   (Corey Building), VRDN, 2.95%,
                   4/7/05 (LOC: Wells Fargo
                   Bank N.A.)                                           920,000
--------------------------------------------------------------------------------
        1,040,000  Colorado Housing & Finance
                   Auth. Rev., Series 2004 B,
                   (Taxable POPIEL Properties),
                   VRDN, 2.93%, 4/7/05
                   (LOC: Wells Fargo Bank, N.A.)                      1,040,000
--------------------------------------------------------------------------------
        3,250,000  Columbus Development Auth.
                   Rev., VRDN, 2.92%, 4/7/05
                   (LOC: Columbus Bank & Trust)                       3,250,000
--------------------------------------------------------------------------------
        5,000,000  Cook County GO, Series 2005 D,
                   (Public Improvements),
                   VRDN, 2.88%, 4/6/05
                   (LOC: Depfa Bank)                                  5,000,000
--------------------------------------------------------------------------------
        5,105,000  Cook County Industrial
                   Development Rev., Series 1999 B,
                   (Devorahco LLC), VRDN, 2.93%,
                   4/7/05 (LOC: LaSalle Bank N.A.)
                   (Acquired 3/23/01,
                   Cost $5,105,000)(2)                                5,105,000
--------------------------------------------------------------------------------
        2,000,000  County of Cuyahoga Rev.,
                   Series 2004 B, (Gateway),
                   VRDN, 2.85%, 4/6/05
                   (SBBPA: Wachovia Bank N.A.)                        2,000,000
--------------------------------------------------------------------------------
        1,210,000  Crawford Education Facilities
                   Corp. Rev., Series 2004 B,
                   (Refunding Taxable University
                   Package), VRDN, 2.96%, 4/7/05
                   (LOC: BNP Paribas)                                 1,210,000
--------------------------------------------------------------------------------
          800,000  Greenville South Carolina
                   Memorial Auditorium District COP,
                   Series 1996 C, (BI-LO
                   Center), VRDN, 2.96%, 4/6/05
                   (LOC: Bank of America N.A.)                          800,000
--------------------------------------------------------------------------------
        3,000,000  Hale County Industrial
                   Development Corp. Rev.,
                   (Struikmans), VRDN,  3.23%, 4/7/05
                   (LOC: Bank of the West)                            3,000,000
--------------------------------------------------------------------------------
        2,985,000  Homestead Special Obligation
                   Rev., (Speedway), VRDN, 2.82%,
                   4/6/05 (LOC: SunTrust Bank)                        2,985,000
--------------------------------------------------------------------------------
        7,425,000  Kansas City Missouri Tax
                   Increment Rev., Series 2003 B,
                   (Chouteau Development Company
                   LLC), VRDN, 3.11%, 4/7/05 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                       7,425,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,165,000  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., Series 2004 D,
                   (University of Louisiana-Monroe),
                   VRDN, 2.94%, 4/7/05
                   (LOC: Regions Bank)                             $  1,165,000
--------------------------------------------------------------------------------
        2,500,000  Maine Rev., (Taxable Bond
                   Anticipation Notes),
                   3.50%, 6/23/05                                     2,506,161
--------------------------------------------------------------------------------
        1,785,000  Maine Rev., (Taxable Bond
                   Anticipation Notes),
                   3.50%, 6/23/05                                     1,788,613
--------------------------------------------------------------------------------
        8,125,000  Montebello COP, VRDN,
                   2.85%, 4/6/05
                   (LOC: California State Teacher's
                   Retirement System)                                 8,125,000
--------------------------------------------------------------------------------
          360,000  Nebraska Investment Finance
                   Auth. Multifamily Rev.,
                   Series 2001 B,
                   (Riverbend Apartments),
                   VRDN, 2.98%, 4/7/05
                   (LOC: LaSalle Bank N.A.)
                   (Acquired 9/5/01,
                   Cost $360,000)(2)                                    360,000
--------------------------------------------------------------------------------
        1,900,000  Oregon State Facilities Auth. Rev.,
                   (Hazelden Springbrook), VRDN,
                   3.05%, 4/7/05
                   (LOC: Allied Irish Bank plc)                       1,900,000
--------------------------------------------------------------------------------
        2,100,000  Osceola County Housing Finance
                   Auth. Rev., Series 2002 B,
                   (Regatta Bay Apartments),
                   VRDN, 2.96%, 4/6/05
                   (LOC: FNMA)                                        2,100,000
--------------------------------------------------------------------------------
          100,000  Palm Beach County Florida
                   Housing Finance Auth. Rev.,
                   Series 2003 B, (Renaissance),
                   VRDN, 2.96%, 4/6/05 (LOC: FNMA)                      100,000
--------------------------------------------------------------------------------
        1,415,000  St. Charles County Industrial
                   Development Auth. Rev.,
                   Series 2004 B, (Taxable Development
                   Newco), VRDN, 3.05%, 4/7/05
                   (LOC: Marshall & Ilsley Bank)                      1,415,000
--------------------------------------------------------------------------------
        2,690,000  West Covina Public Financing
                   Auth. Rev., Series 2002 A, VRDN,
                   2.85%, 4/6/05 (LOC: California
                   State Teacher's Retirement System)                 2,690,000
--------------------------------------------------------------------------------
        2,000,000  Westmoreland County
                   Industrial Development Auth.
                   Rev., Series 2005 D, (Excela
                   Health System), VRDN, 2.95%, 4/7/05
                   (LOC: Wachovia Bank N.A.)                          2,000,000
--------------------------------------------------------------------------------
        3,660,000  Wisconsin Health & Educational
                   Facilities Auth. Rev.,
                   Series 2004 C,
                   (Southwest Health),
                   VRDN, 2.86%, 4/6/05
                   (LOC: Fifth Third Bank)                            3,660,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                           79,514,774
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Premium Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 11.6%

      $ 5,000,000  FHLB, 1.40%, 4/4/05                             $  5,000,000
--------------------------------------------------------------------------------
        5,000,000  FHLB, 1.66%, 5/16/05                               5,000,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
--------------------------------------------------------------------------------
        5,000,000  FHLB, VRN, 2.58%, 4/1/05,
                   resets monthly off the
                   1-month LIBOR minus 0.11%
                   with no caps                                       4,996,200
--------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 2.45%, 4/5/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                       9,997,298
--------------------------------------------------------------------------------
        2,000,000  FNMA, 1.61%, 5/13/05                               2,000,000
--------------------------------------------------------------------------------
       10,000,000  FNMA, 1.80%, 5/27/05                              10,000,000
--------------------------------------------------------------------------------
        8,000,000  FNMA, VRN, 2.56%, 4/21/05,
                   resets quaterly off the
                   3-month LIBOR minus 0.07%
                   with no caps                                       7,997,131
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                    54,990,629
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 4.1%

       10,000,000  First Tennessee Bank N.A.,
                   2.87%, 5/16/05
                   (Acquired 3/16/05,
                   Cost $10,000,000)(2)                              10,000,000
--------------------------------------------------------------------------------
        9,500,000  Toronto Dominion Bank
                   (New York), 2.76%, 7/1/05
                   (Acquired 1/5/05,
                   Cost $9,500,000)(2)                                9,500,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                        19,500,000
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES
AND EQUIVALENTS -- 1.2%

        5,385,000  FACO, 8.80%, 6/10/05                               5,447,316
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 99.7%                                                 471,326,054
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- 0.3%                                                   1,628,021
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $472,954,075
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation

Equivalents = Security whose principal payments are secured by U.S. Treasurys

FACO = Farm Credit System Financial Assistance Corporation

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective March 31, 2005.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2005.

XLCA = XL Capital Ltd.

(1)  The rate indicated is the yield to maturity at purchase.

(2)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     March 31, 2005, was $233,135,871, which represented 49.3% of net assets.
     Restricted securities considered illiquid represent 3.0% of net assets.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                          $471,326,054
---------------------------------------------------------
Cash                                                                  5,241,549
---------------------------------------------------------
Interest receivable                                                   1,156,643
---------------------------------------------------------
Prepaid portfolio insurance                                              70,583
--------------------------------------------------------------------------------
                                                                    477,794,829
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     4,526,518
---------------------------------------------------------
Accrued management fees                                                 180,939
---------------------------------------------------------
Dividends payable                                                       133,297
--------------------------------------------------------------------------------
                                                                      4,840,754
--------------------------------------------------------------------------------

NET ASSETS                                                         $472,954,075
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number of shares authorized)                 472,961,004
================================================================================

NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $472,954,820
---------------------------------------------------------
Accumulated net realized loss on investment transactions                   (745)
--------------------------------------------------------------------------------
                                                                   $472,954,075
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------
Interest                                                             $8,673,588
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                       2,201,514
---------------------------------------------------------
Trustees' fees and expenses                                              21,829
---------------------------------------------------------
Portfolio insurance                                                      89,881
---------------------------------------------------------
Other expenses                                                               28
--------------------------------------------------------------------------------
                                                                      2,313,252
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 6,360,336
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                               (745)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                            $6,359,591
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                  2005            2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $   6,360,336   $   3,789,982
--------------------------------------------
Net realized gain (loss)                                   (745)            571
--------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                       6,359,591       3,790,553
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                           (6,360,336)     (3,789,982)
--------------------------------------------
From net realized gains                                      --            (571)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (6,360,336)     (3,790,553)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                           270,333,905     360,682,687
--------------------------------------------
Proceeds from reinvestment of distributions           5,447,422       3,413,210
--------------------------------------------
Payments for shares redeemed                       (282,167,013)   (445,746,370)
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                           (6,385,686)    (81,650,473)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                           (6,386,431)    (81,650,473)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 479,340,506     560,990,979
--------------------------------------------------------------------------------
End of period                                     $ 472,954,075   $ 479,340,506
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                270,333,905     360,682,687
--------------------------------------------
Issued in reinvestment of distributions               5,447,422       3,413,210
--------------------------------------------
Redeemed                                           (282,167,013)   (445,746,370)
--------------------------------------------------------------------------------
Net decrease in shares of the fund                   (6,385,686)    (81,650,473)
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications.
The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
13

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American
Century family of funds. The rates for the Investment Category Fee range from
0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to
0.3100%. The effective annual management fee for the fund for the year ended
March 31, 2005 was 0.46%.

MONEY MARKET INSURANCE -- Effective February 1, 2005, the fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with
Ambac Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to
Ambac which are amortized daily over one year. Through January 31, 2005, the fund, along with other money market funds managed by ACIM, had entered into an insurance agreement with MBIA Insurance Corporation. For the year ended March
31, 2005, the ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC (formerly American
Century Services Corporation). JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2005, accumulated net realized capital loss carryovers for federal income tax purposes of $446 (expiring in 2013) may be used to offset future taxable realized gains.

Capital loss deferrals of $299 represent net capital losses incurred in the five-month period ended March 31, 2005. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
14

Premium Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
-----------------------------------------------------------------------------------------
                                          2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $1.00     $1.00     $1.00     $1.00     $1.00
-----------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                    0.01      0.01      0.01      0.03      0.06
-----------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income              (0.01)    (0.01)    (0.01)    (0.03)    (0.06)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period            $1.00     $1.00     $1.00     $1.00     $1.00
=========================================================================================
  TOTAL RETURN(1)                          1.33%     0.74%     1.32%     3.03%     6.18%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.48%     0.47%     0.47%     0.46%     0.45%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                      1.31%     0.73%     1.32%     2.91%     5.99%
------------------------------------
Net Assets, End of Period
(in thousands)                          $472,954  $479,341  $560,991  $575,389  $526,794
-----------------------------------------------------------------------------------------

(1)  Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
15

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Investment Trust
and Shareholders of the Premium Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Premium Money Market Fund (one of the four funds comprising the American Century Investment Trust, hereafter referred to as the "Fund") at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended March 31, 2001 were audited by other auditors, whose report dated May 11, 2001, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2005

------
16

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM); the fund's principal underwriter, American Century Investment Services, Inc. (ACIS); and
the fund's transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than one year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice President-
Administration, Brocade Communications Systems, Inc. (November 2004 to present);
Vice President-Finance, Brocade Communications Systems, Inc. (November 2000 to
November 2004); Vice President, Chief Financial Officer and Secretary, Wireless
Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------

                                                                     (continued)

------
17

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

                                                                     (continued)

------
18

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC
and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries.
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------

                                                                     (continued)

------
19

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC and ACIM
(February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to
March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1)  Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
20

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                     (continued)

------
21

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
22

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
23

Notes

------
24

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0504                     American Century Investment Services, Inc., Distributor
SH-ANN-43389N            (c)2005 American Century Proprietary Holdings, Inc.
                         All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert  Eisenstat  is  the  registrant's  designated  audit  committee financial  expert.  He is  "independent"  as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2004:  $61,349
          FY 2005:  $62,812

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2004:  $14,540
          FY 2005:  $11,111

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X, before the accountant is engaged by the registrantto render audit or non-audit services,  the engagement is approved by the registrant's audit  committee.  Pursuant to  paragraph  (c)(7)(ii)  of Rule 2-01 of
          Regulation S-X, the registrant's audit committee also pre-approves its accountant's  engagements for non-audit services with the registrant's investment adviser,  its parent company, and any entity controlled by, or under common  control  with the  investment  adviser that  provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2004:  $60,146
          FY 2005:  $166,111

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY INVESTMENT TRUST

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   May 27, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   May 27, 2005